UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2009

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 108.00%

Corporate-Backed 5.97%
Allegheny Cnty PA Indl Dev Auth Resdl Inc Pj	5.10%	9/1/2026	BBB-	(a)	$1,000	$788,280
Allegheny Cnty PA Indl Dev Auth Rev	5.50%	11/1/2016	BB		2,500	2,264,350
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		4,500	1,804,770
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-		750	351,705
Brazos River Auth TX Ref TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC		3,805	2,963,562
Cass Cnty TX Indl Dev Corp Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB		1,000	817,320
Clark Cnty NV Indl Dev Rev NV Ser C AMT (AMBAC)	5.95%	12/1/2038	A		3,320	2,880,233
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB		2,200	1,722,050
CT St Res Recovery Auth Rev American Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+		3,000	2,772,360
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev American Airlines Inc AMT	5.50%	11/1/2030	CCC+		2,300	1,037,806
Escambia Cnty FL Env Impt Rev Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	352,260
Houston TX Spl Facs Continental Ser E AMT	6.75%	7/1/2021	B-		3,000	2,634,540
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	619,086
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	1,270,520
LA Loc Govt Envr Fac Cmnty Dev Rev Auth	6.75%	11/1/2032	BB		5,000	4,023,950
Lee Cnty FL Ind Dev Auth Bonita Springs Util Pj AMT (AMBAC)	5.125%	11/1/2019	A+		750	733,785
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1		5	4,540
Long Beach CA Bd Fin Auth Natural Gas Rev Ser A	5.25%	11/15/2020	A		1,505	1,315,821
Mashantucket Western Pequot Tribe CT 2006 Ser A Sub Spl Rev Bd†	5.50%	9/1/2036	B2		1,000	505,000
Matagorda Cnty TX Nav Dist No 1 Rev Houston Ltg & Pwr Co AMT (AMBAC)	5.125%	11/1/2028	BBB+		2,800	2,250,752
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(a)	750	720,082
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A AMT	5.50%	12/1/2015	BBB+	(a)	1,000	935,710
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		1,970	1,436,012
New York City NY Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-		2,000	1,799,020
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		2,325	1,965,183
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		1,215	725,294
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		1,500	1,158,750
Port of Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B+		400	322,480
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,500	1,106,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	$1,000	$694,730
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Elec C	5.20%	5/1/2028	CCC	3,000	1,474,560
Seminole Tribe FL Spl Oblig Rev Ser A†	5.75%	10/1/2022	BBB	1,000	907,570
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.00%	12/1/2023	BB	1,000	667,770
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	500	409,615
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	Aa1	5,500	6,659,565
Tob Sttlmnt Auth WA Tob Sttlmnt Asset Bk	6.50%	6/1/2026	BBB	355	346,125
Tulsa OK Muni Arpt Tr Rev Ser A AMT	7.75%	6/1/2035	B-	1,400	1,150,114
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,500	2,050,025
Total					55,641,530

Education 9.13%
CA Edl Facs Auth Rev Santa Clara Univ	5.00%	4/1/2021	Aa3	1,000	1,055,690
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	752,700
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	925,200
CA Statewide Cmntys Dev Auth Rev Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	4,699,550
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	2,500	2,198,675
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	2,715	1,924,826
CO Edl & Cultural Facs Auth Rev Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	1,500	904,890
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR	450	408,578
FL St Bd of Governors Rev Univ Sys	5.50%	7/1/2020	AA	2,075	2,287,812
Grand Traverse Academy MI Pub Sch Academy Rev	5.00%	11/1/2036	BBB-	1,840	1,127,184
Grand Vly MI St Univ Rev (FGIC)	5.50%	2/1/2018	A+	1,150	1,253,408
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR	395	384,248
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,500	1,216,980
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj A	5.125%	5/15/2037	BBB-	1,070	679,718
IL Fin Auth Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,569,538
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1	4,300	4,621,296
LA St Univ & Agric & Mech College Hlth Sciences Ctr Pj (NPFGC)	6.375%	5/1/2031	A	2,290	2,349,242
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	2,500	1,574,625
Louisville & Jefferson Cnty Metro Govt Rev Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2	2,500	2,254,200
MA Hlth & Edl Facs Auth Rev Harvard Univ Ser A	5.25%	11/15/2020	AAA	2,000	2,299,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Education (continued)
MA St Dev Fin Agy Rev Wheelock College Ser C	5.25%	10/1/2037	BBB		$5,000	$4,069,550
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3		3,000	2,602,200
MD St Econ Dev Corp Rev College Pk Pj	5.50%	6/1/2027	Baa2		2,295	2,081,129
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	1,879,584
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		3,080	2,445,058
MI Pub Edl Facs Auth Bradford Academy Pj	8.75%	9/1/2039	BBB-		2,250	2,244,802
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.20%	4/1/2024	A2		1,475	1,464,380
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.25%	4/1/2021	A2		1,500	1,513,425
Moorhead MN Edl Facs Rev Concordia College Corp Pj A	5.00%	12/15/2022	A3		1,125	1,147,297
NC Cap Facs Fin Agy Edl Facs Rev Meredith College	6.00%	6/1/2031	BBB		1,975	1,918,673
NC Cap Facs Fin Agy Edl Facs Rev Wake Forest Univ(b)	5.00%	1/1/2038	AA		10,540	10,667,007
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2025	AAA		1,895	1,977,205
NY St Dorm Auth Rev Fordham Univ Ser B (AG)	5.00%	7/1/2026	AAA		3,185	3,303,992
NY St Dorm Auth Rev Rochester Inst Technology Ser A	6.25%	7/1/2029	A1		5,000	5,399,100
PA St Pub Sch Bldg Auth College Rev Delaware Cnty Cmnty College Pj (FSA)	5.00%	10/1/2025	Aa3		1,000	1,036,450
Plymouth MI Edl Ctr Charter Sch Pub Sch Academy Rev	5.375%	11/1/2035	BBB-		405	265,429
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB	(a)	1,000	830,950
TX St Tech Univ Rev Ref & Impt Fing Ser 12	5.00%	2/15/2021	AA		1,000	1,076,600
WA St Univ Athletic Facs Rev (AMBAC)	5.00%	10/1/2022	A2		1,000	1,044,250
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB		1,370	1,057,339
WV Univ Rev Univ Sys WV Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	A+		2,880	1,330,445
WV Univ Rev Univ Sys WV Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	A+		800	324,224
Total						85,167,009

General Obligation 17.87%
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR		2,000	1,973,480
CA St	5.00%	8/1/2034	A		5,000	4,277,450
CA St	5.00%	12/1/2037	A		3,500	2,939,440
CA St	6.50%	4/1/2033	A		10,000	10,438,400
Crowley TX Indpt Sch Dist Sch Bldg (PSF GTD)	5.50%	8/1/2029	AAA		1,000	1,069,940
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C (AMBAC)	7.75%	7/1/2027	Aa2		1,000	1,276,380
El Paso Cnty Hosp Dist TX (AG)(b)	5.00%	8/15/2037	AAA		7,500	7,057,950
El Paso Cnty Hosp Dist TX Ser A (AG)	5.00%	8/15/2028	AAA		1,250	1,254,475
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aa1		4,505	1,342,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1	$1,800	$1,573,308
Fort Bend TX Indpt Sch Dist (PSF GTD)(b)	5.00%	8/15/2028	AAA	4,000	4,141,060
Fort Bend TX Indpt Sch Dist (PSF GTD)(b)	5.00%	8/15/2029	AAA	5,000	5,176,325
Grand Prairie TX Indp Sch Dist Bldg Ser A (PSF GTD)	5.00%	2/15/2028	AAA	1,000	1,035,120
Gwinnett Cnty Sch Dist(b)	5.00%	2/1/2028	AAA	4,105	4,362,923
Hillsborough Cnty FL Sch Bd COP (NPFGC)	5.00%	7/1/2029	AA-	690	676,331
Houston TX Indpt Sch Dist (PSF GTD)(b)	5.00%	2/15/2025	AAA	15,000	15,834,000
Lake Cnty Forest Preservation Dist IL Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA	6,210	6,548,569
Los Angeles CA Cmnty College Dist Election 2001 Ser E-1	5.00%	8/1/2033	AA	3,500	3,326,050
Los Angeles CA Cmnty College Dist Ser F-1	5.00%	8/1/2028	AA	2,000	2,004,260
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-	3,000	2,922,300
Los Angeles Unif Sch Dist CA Drivers Ser 2048 (FSA)(b)	5.00%	7/1/2028	AAA	7,000	6,940,640
Maricopa Cnty AZ Elementary Sch Dist No 33 Buckeye Ser C	5.70%	7/1/2025	Baa1	2,385	2,421,824
Mason Cnty MI Cent Sch Dist Sch Bldg & Site Ser A (FSA)	5.00%	5/1/2024	AAA	1,070	1,115,732
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	BBB	1,000	831,080
MI St Strategic Fd Solid Wst Disp Rev Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB	1,000	979,640
Montebello CA Unif Sch Dist Election of 2004 (FSA)	5.00%	8/1/2028	AAA	4,000	4,023,040
Morris MN Indpt Sch Dist No 769 Bldg (NPFGC)	5.00%	2/1/2028	AAA	1,000	1,084,130
New York City NY Fiscal 2008 Sub Ser C1 (FSA)	5.00%	10/1/2024	AAA	5,000	5,101,100
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,264,250
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,525,300
New York NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	12,350	12,496,965
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	1,980	2,037,678
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	2,870	2,953,603
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	1,150	1,183,500
Pima Cnty Unif Sch Dist No 10 Amphitheater AZ Sch Impt Pj 2007 Ser A (AG)	5.00%	7/1/2027	AAA	1,200	1,245,732
Port of Houston Auth Ref Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,023,820
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,189,955
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,243,660
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,303,958
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,368,774
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%	7/1/2025	AAA	5,000	5,440,150
Santa Ana CA Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2026	A+	4,800	4,837,680
Territory of Guam Ser A	7.00%	11/15/2039	B+	1,035	1,025,871
TX St RIBs	6.20%	9/30/2011	AA	11,000	11,736,780
WI St Ser A	5.00%	5/1/2019	AA-	1,500	1,591,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)
Yosemite Cmnty College Dist CA Election 2004 Ser C (FSA)	5.00%	8/1/2028	AAA		$3,500	$3,491,355
Total						166,688,223

Healthcare 18.87%
Abag Fin Auth For Nonprofit Corp CA Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-	(a)	1,000	770,500
Alachua Cnty FL Indl Dev Rev North FL Ret Village	5.875%	11/15/2036	NR		2,500	1,749,400
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB		5,000	3,169,100
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,228,320
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (FGIC)	5.50%	6/1/2014	NR		1,130	1,156,216
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	890,946
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,027,390
Brazos Cnty TX Hlth Fac Dev Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-		1,615	1,316,806
Butler Cnty Pa Hosp Auth Rev Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		1,500	1,589,535
Butler Cnty PA Hosp Auth Rev Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		2,600	2,751,372
CA Hlth Facs Fing Auth Rev Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		4,250	4,116,507
CA Hlth Facs Fing Auth Rev Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		3,275	3,203,474
CA Hlth Facs Fing Auth Rev Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,172,160
CA Statewide Cmntys Dev Auth Rev Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,357,700
CA Statewide Cmntys Dev Auth Rev Kaiser Ser C Rmkt	5.25%	8/1/2031	A+		2,050	1,861,379
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	763,260
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		2,250	1,487,948
CO Hlth Facs Auth Rev Evangelical Lutheran Ser A	6.125%	6/1/2038	A-		1,000	988,580
CT St Dev Auth Hlth Fac Rev Alzheimers Resh Ctr Pj	5.40%	8/15/2021	NR		880	661,795
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,488,400
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		2,500	1,659,575
Denver CO Hlth & Hosp Auth Hlthcare Rev Ser A	4.75%	12/1/2036	BBB		2,950	2,066,445
Erie Cnty OH Hosp Facs Rev Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A		400	369,156
Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,074,525
Fargo ND Hlth Sys Rev Meritcare Oblig Grp A (NPFGC)	5.375%	6/1/2027	A		1,000	972,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR	$2,000	$1,356,540
Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA Ser A	5.50%	8/1/2028	A2	3,300	3,208,755
Grant Cnty NM Rev Bayard Pj	5.00%	7/1/2033	AA	2,800	2,646,756
Harris Cnty TX Hlth Facs Dev Corp Rev Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A	3,000	3,186,480
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	2,700	1,790,154
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	2,680	2,772,889
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3	5,000	4,033,550
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2027	NR	1,500	1,010,910
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2033	NR	2,000	1,243,880
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	1,500	1,086,390
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2043	NR	1,350	881,091
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR	1,000	675,900
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR	1,500	963,600
IL Fin Auth Rev Rush Univ Med Ctr Ser A	7.25%	11/1/2030	A-	3,000	3,277,800
IN Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB	2,000	1,686,320
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A	1,750	1,524,443
Johnson City TN Hlth & Edl Fac First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	1,500	1,331,085
Johnston NC Mem Hosp Auth (FSA FHA)(b)	5.25%	10/1/2024	AAA	5,000	4,907,875
Kalamazoo Hosp Fin Auth MI Rev Reg Lkd Arcs & Levrrs (FGIC)	5.244%	6/1/2011	AAA	2,800	2,810,164
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BB+	1,475	1,047,752
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	4,000	3,350,640
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1	1,000	1,016,090
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	A1	750	750,705
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser A (NPFGC)	Zero Coupon	10/1/2025	A	3,690	1,094,233
LA Pub Facs Auth Rev Ochsner Clinic Fndtn Pj Ser A	5.375%	5/15/2043	A3	2,870	2,222,671
Lauderdale Cnty & Florence AL Hlthcare Rev Coffee Hlth Ser A (NPFGC)	6.00%	7/1/2029	A	815	653,035
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR	1,500	1,108,170
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	1,500	1,043,250
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-	10,000	8,616,400
MA Hlth & Edl Facs Auth Caregroup Ser B2 (NPFGC)	5.375%	2/1/2026	A	1,000	948,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
MA Hlth & Edl Facs Auth Caregroup Ser B2 (NPFGC)	5.375%	2/1/2027	A	$1,635	$1,536,704
Manhattan KS Hlthcare Fac Rev Meadowlark Hills Ret A	5.00%	5/15/2029	NR	4,050	2,910,694
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	1,000	864,090
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	6.00%	1/1/2028	BBB-	1,720	1,583,174
MI St Hosp Fin Auth Rev Trinity Hlth Ser A TCRS (AMBAC)	6.00%	12/1/2027	AA	1,000	1,003,030
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1	2,100	1,972,950
MN Agric & Econ Dev Bd Rev Unrefunded Bal Hlthcare Sys A (NPFGC)	5.50%	11/15/2017	A	45	45,079
Nassau Cnty NY Ind Dev Agy Continuity Care Ret Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR	2,150	1,866,393
NC Med Care Commn Ret Facs Rev First Mtg UTD Methodist C	5.50%	10/1/2032	NR	1,500	1,188,630
NH St Hlth & Edl Facs Auth Rev	6.00%	10/1/2024	A+	250	253,043
NH St Hlth & Edl Facs Auth Rev Dartmouth-Hitchcock Oblig Grp (FSA)	5.50%	8/1/2027	AAA	3,500	3,520,440
NH St Hlth & Edl Facs Auth Rev Exeter Pj	5.75%	10/1/2031	A+	1,525	1,432,570
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	1,012,781
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	651,320
NJ Hlthcare Facs Fing Auth Rev Somerset Med Ctr	5.50%	7/1/2018	Ba2	2,000	1,517,380
North Central TX Hlth Fac Dev Corp Children’s Med Ctr(b)	5.75%	8/15/2039	Aa3	10,000	9,842,200
Northampton Cnty PA Gen Purp St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+	1,210	1,134,290
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	3,250	2,560,090
OH St Higher Edl Fac Commn Rev Univ Hosp Hlth Sys Ser 2009-A	6.75%	1/15/2039	A	5,000	5,250,000
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	776,670
Philadelphia PA Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB	4,000	3,844,080
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	Aa1	910	937,537
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	Aa1	1,000	1,024,270
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Concepcion	6.50%	11/15/2020	Aa1	410	425,453
RI St Hlth & Edl Bldg Corp Rev Roger Williams Rlty (FHA)	6.50%	8/1/2029	A-	1,240	1,242,827
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	707,940
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	754,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B (NPFGC)	5.50%	7/1/2028	A		$1,905	$1,706,709
Scottsdale AZ Indl Dev Auth Ref Scottsdale Hlthcare A	5.00%	9/1/2022	A3		1,250	1,144,575
Scottsdale AZ Indl Dev Auth Ref Scottsdale Hlthcare A	5.00%	9/1/2023	A3		1,000	903,710
St. Paul MN Hsg & Redev Auth Hlthcare Fac Rev Healthpartners Oblig Grp Pj	5.25%	5/15/2036	Baa1		2,000	1,675,380
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		2,000	1,339,360
Tarrant Cnty TX Cultural Ed Facs Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		3,000	2,537,250
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA		1,500	1,562,025
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		3,000	2,097,780
WA St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR		1,000	643,460
WI St Hlth & Edl Facs Auth Rev Aurora Hlthcare Inc Ser A	5.60%	2/15/2029	A3		3,000	2,635,680
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.25%	10/1/2023	NR		2,000	1,759,400
Total						176,003,270

Housing 1.77%
Dakota Cnty MN Cnty Dev Agy Sing Fam Rev Mtg Bkd Secs Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AA-		463	463,474
Dakota Cnty MN Hsg & Redev Auth Sing Fam Mtg Rev AMT (GNMA/FNMA)	5.85%	10/1/2030	AAA		29	29,010
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	4,300	3,005,098
ID Hsg Agy Sing Fam Mtg Ser F AMT (FHA/VA)	7.45%	7/1/2015	Aaa		25	25,002
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		2,195	1,460,509
LA St Citizens Ppty Corp Assmt Rev Ser B (AMBAC)	5.00%	6/1/2016	A-		2,700	2,589,057
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT (GNMA/FHLMC/FNMA)	6.40%	3/1/2029	Aaa		170	170,090
Los Angeles CA Hsg Auth Rev Ppty Acquisition Ser A	6.25%	6/1/2034	A		4,220	4,241,311
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	652,138
Minneapolis MN Multi Fam Hsg Rev Mtg East Village South (GNMA)	6.10%	7/20/2020	Aaa		1,000	1,008,030
Minneapolis St. Paul MN Hsg Fin Rev Sing Fam Mtg Ser AB AMT (GNMA/FNMA)	6.25%	11/1/2030	AAA		105	105,695
Minneapolis St. Paul MN Hsg Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		931	879,405
MN St Hsg Fin Agy Sing Fam Mtg Ser E	5.90%	7/1/2025	AA+		120	120,487
MN St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+		110	110,387
MO St Hsg Dev Commn Mtg Rev Sing Fam Hmownr Ln Ser B-1 AMT (GNMA/FNMA)	6.25%	3/1/2031	AAA		80	80,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing (continued)
MO St Hsg Dev Commn Mtg Rev Sing Fam Ser E-1 AMT (GNMA/FNMA)	Zero Coupon	3/1/2029	AAA		$235	$71,189
NC Hsg Fin Agy Sing Fam Rev Ser BB AMT	6.25%	3/1/2012	AA		230	230,642
New Orleans LA Fin Auth Mtg Rev Ser B-2 AMT (GNMA/FNMA)	6.00%	12/1/2018	A2		85	85,461
OK Hsg Fin Agy Sing Fam Mtg Ser B-1 (GNMA/FNMA)	5.30%	9/1/2026	Aaa		50	50,218
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa		940	330,617
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa		690	176,150
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa		1,730	620,966
Total						16,505,104

Lease Obligations 2.16%
AZ St Ser A COP (NPFGC)	5.00%	11/1/2020	AA-		200	201,240
CA St Pub Wrk Bd Rev Regents Univ Ser E	5.00%	4/1/2034	Aa2		1,590	1,399,200
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-		2,350	2,461,249
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Rev Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+		1,505	1,305,888
Lancaster SC Edl Assistance Sch Dist Lancaster Cnty Pj	5.00%	12/1/2029	A-		1,180	1,106,746
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-		2,500	2,629,200
MO Dev Fin Bd Rev Branson Landing Pj Ser A	5.625%	12/1/2028	A		3,000	2,646,540
PA St Indl Dev Auth PA Ref Econ Dev	5.50%	7/1/2023	A-		3,000	3,129,540
Philadelphia PA Muni Auth	6.00%	4/1/2023	Baa1		870	864,284
Philadelphia PA Muni Auth	6.10%	4/1/2024	Baa1		1,000	995,080
Philadelphia PA Muni Auth	6.375%	4/1/2029	Baa1		1,000	990,470
Spartanburg Cnty SC Sch Dist McCarthy Teszler Pj (XLCA)	5.00%	3/1/2022	NR		1,000	986,110
VA Pub Sch Auth Rev Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+		1,300	1,468,987
Total						20,184,534

Other Revenue 9.29%
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	2,954,595
Bellevue WA Convtn Ctr Auth Spl Oblig Rev (NPFGC)	Zero Coupon	2/1/2024	A		1,400	694,498
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	750	567,502
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(a)	500	375,850
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	656,050
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	911,295
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,000	692,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+	$2,325	$1,783,554
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	A+	2,125	2,131,970
CO Edl & Cultural Facs Auth CO New Vision Charter Pj Sch†	6.75%	4/1/2040	NR	925	744,958
CO Edl & Cultural Facs Auth Rev Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR	1,000	781,970
CO Edl & Cultural Facs Auth Rev Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR	1,215	1,014,902
CO Edl & Cultural Facs Auth Rev Charter Sch North East Academy†	5.75%	5/15/2037	NR	845	588,373
Denver CO Convtn Ctr Hotel Auth Rev Sr (XLCA)	5.00%	12/1/2035	BBB-	1,875	1,352,681
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,555	965,733
FL Hurricane Catastrophe Fd Rev Ser A	5.00%	7/1/2014	AA-	3,000	3,052,920
George L Smith II GA World Congress Ctr Auth Rev AMT (NPFGC)	5.50%	7/1/2020	A	700	678,685
George L Smith II GA World Congress Ctr Auth Rev AMT (NPFGC)	5.75%	7/1/2015	A	1,500	1,516,485
Jacksonville FL Excise Taxes Ser C AMT (NPFGC)	5.25%	10/1/2020	Aa3	875	836,019
LA Loc Govt Env Fac Cmnty Dev Auth Rev Pkg Fac Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	BBB	1,500	1,503,465
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	1,465	1,166,667
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.375%	2/1/2029	NR	2,580	2,036,704
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR	2,200	1,099,032
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	1,400	980,938
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (FGIC)	Zero Coupon	4/1/2014	A+	4,800	4,383,312
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A	3,000	1,069,140
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,700	878,254
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.50%	8/1/2022	NR	300	221,721
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR	250	159,340
MN St Ret Sys Bldg Rev	6.00%	6/1/2030	AAA	250	253,955
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	4,000	4,396,400
NH Business Fin Auth Rev Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	Baa1	1,000	989,900
NY St Dorm Auth Rev Ser A	5.00%	3/15/2024	AAA	5,000	5,207,100
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1	5.00%	12/15/2022	AAA	1,370	1,450,282
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1	5.00%	12/15/2023	AAA	2,250	2,363,985
NY St Urban Dev Corp Rev Personal Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,115,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
OH Air Quality Dev Auth Rev First Enrg Ser A	5.875%	6/1/2033	Baa1		$1,875	$1,922,381
Orange Cnty FL Sales Tax Rev Ser B (FGIC)	5.125%	1/1/2032	AA		1,425	1,396,115
Otero Cnty NM Jail Pj	5.75%	4/1/2018	NR		825	712,123
Otero Cnty NM Jail Pj	6.00%	4/1/2028	NR		1,400	1,052,366
Pima Cnty AZ Indl Dev Auth Ed Rev American Charter Schs Fndtn A	5.50%	7/1/2026	BBB	(a)	1,500	1,115,580
Pima Cnty AZ Indl Dev Auth Edl Rev American Charter Schs Fndtn A	5.625%	7/1/2038	BBB	(a)	2,000	1,401,720
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		1,000	666,180
Salt Verde AZ Fin Corp Sr Gas Rev	5.25%	12/1/2023	A		1,000	864,460
San Antonio Convtn Hotel Fin Corp Rev Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	3,772,350
Santa Cruz Cnty Redev Agy CA Tax Allocation Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A		500	513,130
Santa Cruz Cnty Redev Agy CA Tax Allocation Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A		500	520,955
Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax (NPFGC)	5.75%	12/1/2028	A+		975	1,004,299
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	553,518
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		575	419,233
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		1,000	674,730
St. Paul MN Port Auth Lease Rev Regions Hosp Pkg Ramp Pj Ser 1	5.00%	8/1/2036	NR		750	510,915
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB		5,000	4,040,200
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%	10/1/2015	AA		450	469,845
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	6.75%	8/1/2028	NR		1,455	1,203,547
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		1,230	870,508
TX St Pub Fin Auth Charter Sch Fin Corp Rev Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	819,110
UT St Charter Sch Fin Auth Rev Noah Webster Academy Ser A	6.50%	6/15/2038	NR		1,000	758,520
VA Hsg Dev Auth Rev AMT Ser A-5	4.70%	7/1/2017	AAA		2,000	1,997,340
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		1,000	791,340
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		650	492,018
West Palm Beach FL Cmnty Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A		425	341,347
West Vly City UT Charter Sch Rev Monticello Academy†	6.375%	6/1/2037	NR		1,800	1,322,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
Willacy Cnty TX Loc Govt Corp Rev Pj Ser A-2	6.00%	9/1/2010	NR		$900	$890,685
Total						86,673,208

Pre-Refunded 6.45%
Adrian MI City Sch Dist (FSA)	5.00%	5/1/2034	AAA		1,500	1,700,565
CA St	5.25%	4/1/2034	AAA		5,000	5,737,950
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3		250	265,698
CO Hlth Fac Auth Rev Portercare Adventist Hlth	6.625%	11/15/2026	A2		2,000	2,270,440
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A		695	493,040
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA		3,500	3,710,315
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	NR		5,400	6,185,916
MD St Hlth & Higher Edl Facs Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3		1,000	1,067,030
MD St Hlth & Higher Edl Facs Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA		100	104,698
MD St Hlth & Higher Edl Facs Univ MD Med Sys	6.75%	7/1/2030	A	(a)	1,950	2,085,505
MI St COP (AMBAC)	Zero Coupon	6/1/2022	A2		2,000	1,134,880
MI St Hse Reps Cap Apprec COP (AMBAC)	Zero Coupon	8/15/2024	BBB		3,565	1,746,280
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev (FGIC)	6.375%	7/1/2029	A3		1,000	1,066,320
Milledgeville-Baldwin Cnty GA Fndtn GA St College & St Univ	6.00%	9/1/2033	AAA		3,000	3,600,300
New York City NY Unrefunded Bal Ser A	6.00%	5/15/2030	AA		20	20,448
NY St Dorm Auth Rev St Supp Debt Fashion Inst Tech (FSA)	5.50%	7/1/2030	AAA		115	121,936
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA		1,000	1,140,460
Phoenix AZ Civic Impt Corp (FGIC)	6.00%	7/1/2024	AA+		2,400	2,555,304
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-		1,000	1,130,480
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR		95	106,844
RI St Econ Dev Corp Arpt Rev Ser B (FGIC)	6.00%	7/1/2020	A2		1,210	1,286,424
RI St Econ Dev Corp Arpt Rev Ser B (FGIC)	6.00%	7/1/2028	A2		1,200	1,275,792
RI St Hlth & Edl Bldg Corp Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,148,640
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Alliance A	7.375%	12/15/2021	NR		2,000	2,194,800
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		1,780	2,066,972
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		240	278,693
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	NR		1,250	1,426,137
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+	(a)	750	855,682
Tampa Bay FL Wtr Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA		2,000	2,217,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Tyler TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1	$1,500	$1,683,285
Univ Central AR Rev Hsg Sys (FSA)	6.50%	1/1/2031	AAA	2,425	2,545,425
Upper Trinity Regl Wtr Dist TX Wtr Rev Sys Ser 4 (FGIC)	6.00%	8/1/2026	A-	3,025	3,202,900
WA St Higher Ed Facs Auth Rev Gonzaga Univ Pj (NPFGC)	5.125%	4/1/2034	A	1,000	1,146,550
Western WA Univ Rev Student Rec Fee (NPFGC)	5.00%	5/1/2033	AA-	20	22,112
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3	2,000	2,529,880
Total					60,125,421

Special Tax 1.47%
Altoona IA Tax Alloc Annual Appropriation No 6-A	6.00%	6/1/2034	BBB+	1,000	968,570
Annawan IL Tax Inc Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,000	763,120
Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	749,120
Aurora City IL Tax Alloc East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,000	780,510
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,237,875
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2022	NR	965	752,333
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,430	1,036,264
CA St Unrefunded Bal	5.25%	4/1/2034	A	5	4,444
Clark Cnty NV Impt Dist Spl Loc Imp 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	516,061
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev A	5.60%	5/1/2039	NR	750	209,970
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev B	5.50%	5/1/2017	NR	1,490	421,908
Gramercy Farms Cmnty Dev Dist FL Spl Assmt Ser A-1	5.25%	5/1/2039	NR	2,445	1,202,744
Lakeside Landings Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2038	NR	675	335,792
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,100	1,248,660
NV Mesquite Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,593,701
Salida CA Area Pub Fac Fin Agy Cmnty Fac Dist Spl Tax 1998-1 (FSA)	5.25%	9/1/2028	AAA	155	154,988
San Juan Cnty NM Tax/Motor Ref & Impt (IBC)(NPFGC)	5.25%	5/15/2022	A1	165	173,263
Sparks Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	768,990
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	750,190
Total					13,668,503

Tax Revenue 5.59%
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2022	AAA	9,645	10,119,205
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2023	AAA	6,135	6,436,633
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2024	AAA	8,070	8,466,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2028	AAA	$7,160	$7,512,027
NJ Econ Dev Auth Rev Cigarette Tax	5.75%	6/15/2029	BBB	2,000	1,615,820
Orange Cnty FL Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,138,950
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.25%	8/1/2027	A+	3,000	2,871,630
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	333,935
Sparks Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba2	2,000	1,434,920
UT Transit Auth(b)	5.00%	6/15/2028	AAA	5,000	5,178,425
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	A	1,500	1,347,945
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(c)	6.75%	10/1/2037	Baa3	1,665	1,664,767
Total					52,121,025

Tobacco 1.06%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB	2,940	1,894,213
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	1,500	1,050,990
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	2,970	1,680,278
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB	2,000	1,241,580
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	6,680	4,013,010
Total					9,880,071

Transportation 9.31%
Alliance Arpt Auth Inc TX Spl Facs Rev FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	3,000	2,487,090
AZ St Transn Bd Ser A	5.00%	7/1/2027	AAA	3,000	3,146,010
AZ St Transn Bd Ser A	5.00%	7/1/2030	AAA	5,000	5,145,800
Billings MT Arpt Rev AMT (NPFGC)	6.10%	7/1/2016	A	190	195,789
Billings MT Arpt Rev AMT (NPFGC)	6.20%	7/1/2020	A	2,775	2,827,808
Central Puget Sound WA Regl Transit Auth Sales Tax & Motor (FGIC)	5.25%	2/1/2021	AAA	1,750	1,966,913
Chicago IL O’Hare Intl Arpt Rev Ser A (FSA)	5.00%	1/1/2033	AAA	5,000	4,898,450
Dallas-Fort Worth TX Intl Arpt Impt Jt Ser B AMT (FSA)	5.00%	11/1/2035	AAA	1,330	1,135,115
Dallas-Fort Worth TX Intl Arpt Rev Jt Ser B AMT (NPFGC)	6.25%	11/1/2028	A+	1,000	1,001,300
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	645	472,766
Hl St Hwy	5.00%	1/1/2019	AA+	1,000	1,120,190
Houston TX Arpt Sys Rev Sub Lien Ser A AMT (FGIC)	5.50%	7/1/2012	A	1,035	1,062,014
KY Tpk Auth Rev Revitalization Pjs Ser A	5.00%	7/1/2027	AA+	5,000	5,170,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Los Angeles CA Dept of Arpts Rev Los Angeles Intl Arpt Ser A AMT	5.50%	5/15/2021	AA	$2,375	$2,368,683
Metro WA Arpts Auth AMT(b)	5.00%	10/1/2022	AA-	3,250	3,217,711
Metro WA Arpts Auth AMT(b)	5.375%	10/1/2028	AA-	2,500	2,475,163
MI St Truck Line (FGIC)	5.00%	11/1/2021	AA+	2,000	2,095,960
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (NPFGC)	4.50%	10/1/2031	A	520	441,584
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2	2,000	1,615,620
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	3,470	3,054,849
North TX Twy Auth Rev First Tier Ser A	6.00%	1/1/2025	A2	5,000	5,285,650
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,554,502
NY St Metro Transn Auth Rev Ser 2008 C	6.50%	11/15/2028	A	7,500	8,261,325
NY St Twy Auth Hwy & Brdg Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,226,150
NY St Twy Auth Rev Ser B	5.00%	4/1/2025	AA	9,500	9,782,625
Port of Seattle WA Spl Fac Rev Unrefunded Bal Ser C AMT (NPFGC)	6.00%	9/1/2029	AA-	1,085	1,040,862
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT (FSA)	6.125%	1/1/2027	AAA	495	469,948
Santa Rosa Bay Bridge Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B3	1,200	427,848
St. Paul Port MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+	895	902,867
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	3,440	2,715,158
WA Metro Area Transit Auth Rev Ser A	5.125%	7/1/2032	A1	1,250	1,247,475
Total					86,814,025

Utilities 19.06%
American Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	5,041,050
AZ Salt River Pj Agricultural Impt & Pwr Dist Elec Sys Rev Ser A(b)	5.00%	1/1/2032	Aa1	17,710	17,950,325
Brazos River Auth TX Wtr Rev Supply Sys Ser A AMT (NPFGC)	5.00%	2/15/2028	AA-	1,000	926,390
CA Pollutn Ctrl Fing Auth Rev Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB	3,245	3,081,906
CA St Dept of Wtr Res Rev Ser H (FSA)	5.00%	5/1/2022	AAA	1,000	1,022,120
Cape Fear Pub Util Auth Rev	5.00%	8/1/2026	AA	5,000	5,226,000
Cnty of Tooele UT Union Pacific Pj A Rmkt AMT	5.70%	11/1/2026	BBB	5,000	4,808,100
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1	1,000	967,750
CT St Dev Auth Solid Wst Disp Facs Rev PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,250	1,843,875
Delaware Cnty PA Indl Dev Auth Rev Res Recovery Fac Ser A	6.20%	7/1/2019	BB+	2,110	2,053,452
Detroit MI Rev 2nd Lien Ser B Rmkt (FSA)	7.00%	7/1/2036	AAA	2,265	2,521,534
Detroit MI Rev Sr Lien Ser B Rmkt (FSA)	7.50%	7/1/2033	AAA	4,000	4,655,280
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	975	859,892
Emerald Coast FL Utils Auth Rev Sys (FGIC)	5.25%	1/1/2036	A	1,000	981,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
FL Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2026	A1	$1,235	$1,245,609
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,141,900
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA	1,000	1,018,200
Gautier MI Util Dist Util Sys Rev (FGIC)	5.125%	3/1/2019	NR	425	436,144
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	2,800	2,372,776
HI St Dept of Bdgt & Fin Rev Hawaiian Elec Co & Subsids Pj AMT (NPFGC)	5.45%	11/1/2023	AA	3,235	2,901,730
Houston TX Rev 1st Lien Ser A (AG)	5.125%	11/15/2032	AAA	4,000	4,016,640
IN Muni Pwr Agy Rev Ser B	5.75%	1/1/2034	A+	2,000	2,012,520
KS St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	310	310,019
Lewis Cnty WA Pub Util Dist No 1 Ser A (FSA)	5.00%	12/1/2027	Aa3	4,975	5,148,229
Long Beach CA Bds Fin Auth Rev Ser A	5.50%	11/15/2030	A	215	180,411
Long Island NY Pwr Auth Rev Ser A	5.70%	4/1/2030	A-	4,510	4,694,143
Long Island NY Pwr Auth Rev Ser A	6.25%	4/1/2033	A-	1,000	1,079,330
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	4,950,708
Lower CO River Auth	5.00%	5/15/2021	A1	1,260	1,296,490
Lower CO River Auth	5.00%	5/15/2022	A1	1,370	1,397,715
Lower CO River Auth	5.00%	5/15/2023	A1	2,510	2,541,049
Lower CO River Auth LRCA Trans Svcs Corp Pj	5.00%	5/15/2023	A	3,100	3,138,347
MA St Dev Fin Agy Solid Wst Disp Rev Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-	2,200	1,853,148
Maricopa Cnty Pollutn Ctrl Corp AZ Rev El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,767,295
MD St Econ Dev Corp Potomac	6.20%	9/1/2022	BBB+	5,700	6,190,941
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (FGIC)	5.00%	10/1/2032	A	975	966,986
MI St Strategic Fd Ltd Oblig (AMBAC)	7.00%	5/1/2021	A-	500	554,835
MI Strategic Fd Rev Detroit Edison Pollutn Ctrl Ser C AMT	5.65%	9/1/2029	A-	1,360	1,185,607
Midlothian TX Wtr Dist (FSA)	Zero Coupon	9/1/2022	AAA	2,000	1,074,480
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,215	1,220,723
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.875%	4/1/2022	BBB	2,500	2,302,725
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	2,550	2,326,926
NC Eastern Muni Pwr Agy NC Ser A (AG)	5.25%	1/1/2019	AAA	5,000	5,287,350
NC Muni Pwr Agy No 1 Catawba NC Catawba Elec Ser A	5.25%	1/1/2020	A2	2,000	2,053,700
NE St Muni Enrg Agy Rev Ser A (BHAC)	5.125%	4/1/2029	AAA	500	527,610
NE St Muni Enrg Agy Rev Ser A (BHAC)	5.375%	4/1/2039	AAA	2,085	2,170,631
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2023	A1	1,245	1,215,630
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2021	A1	1,000	1,044,520
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,000	1,039,720
OK Muni Pwr Auth Rev Ser A	5.875%	1/1/2028	A	1,000	1,066,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)
Orlando FL Utils Commn Rev Ser B	5.00%	10/1/2033	Aa1		$2,500	$2,482,450
Palm Beach Cnty Solid Wst Auth Rev Impt Ser B	5.50%	10/1/2028	AA		3,000	3,102,900
Phoenix AZ Civic Impt Corp Ser A(b)	5.00%	7/1/2039	AAA		6,250	6,221,062
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr Rev Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		3,000	2,170,560
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB-		740	656,476
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		1,375	1,070,932
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CCC		1,000	491,450
Sabine River Auth TX Ref Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A		2,500	2,305,875
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA		3,650	3,815,764
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA		2,920	3,052,612
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA		2,920	3,052,612
San Diego CA Pub Facs Fing Auth Rev Sr Ser A	5.25%	5/15/2039	A+		2,500	2,370,125
Santa Margarita-Dana Point Auth CA Rev Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA		3,020	3,026,372
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	BBB		2,100	1,826,601
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	BBB		5,900	4,826,967
TN Enrg Acq Corp Ser B	5.625%	9/1/2026	BBB	(a)	4,000	3,042,960
TX Muni Gas Acq & Supply Corp I Rev Sr Lien Ser A	5.25%	12/15/2026	A		1,250	1,028,537
TX Muni Gas Acq & Supply Corp I Rev Sr Lien Ser D	6.25%	12/15/2026	A		3,810	3,575,494
UT Wtr Fin Agy Rev Pooled Ln Fin Pg (AMBAC)	5.125%	7/1/2023	NR		1,000	1,023,730
Total						177,814,000

Total Municipal Bonds (cost $1,066,336,888)						1,007,285,923

					Shares (000)
SHORT-TERM INVESTMENTS 1.00%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus					9,335	9,335,301
SSgA Tax Free Money Market Fund					5	4,500
Total Short-Term Investments (cost $9,339,801)						9,339,801
Total Investments in Securities 109.00% (cost $1,075,676,689)						1,016,625,724
Liabilities in Excess of Cash and Other Assets(d) (9.00%)						(83,980,050)
Net Assets 100.00%						$932,645,674

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2009	528	Short	$(62,493,750)	$(333,272)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 105.60%

Corporate-Backed 4.19%
CA Pollutn Ctrl Fing Auth Fing Rev Browning Ferries Indl Inc Ser A AMT	5.80%	12/1/2016	BBB	$1,080	$1,052,093
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A-	2,500	2,118,775
Long Beach CA Bd Fin Auth Natural Gas Rev Ser A	5.25%	11/15/2020	A	1,505	1,315,822
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.00%	3/1/2037	A	975	774,901
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,250	1,845,022
Total					7,106,613

Education 7.12%
Abag Fin Auth For Nonprofit Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	500	500,965
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,370,475
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	632,600
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	752,700
CA Edl Facs Auth Rev Univ Southern CA Ser A	5.00%	10/1/2039	AA+	1,000	990,680
CA Muni Fin Auth Ed Rev American Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	740,400
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,003,842
CA St Unrefunded Bal	5.125%	6/1/2027	A	5	4,632
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	879,470
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	1,285	911,014
San Bernadino Cmnty College Dist CA Election 2002 Ser A	5.75%	8/1/2020	AA-	750	842,317
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (FGIC)	Zero Coupon	8/1/2028	A	1,000	290,530
Univ of CA(b)	5.75%	5/15/2031	Aa1	3,000	3,174,705
Total					12,094,330

General Obligation 18.70%
Barstow CA Unif Sch Dist Ser A (FGIC)	5.00%	8/1/2026	A3	2,475	2,408,422
Berkeley CA Measure I-Animal Shelter Pj (AG)	4.625%	9/1/2037	AAA	1,085	932,753
CA St	5.00%	9/1/2028	A	2,965	2,642,408
CA St	5.50%	4/1/2024	A	1,000	986,020
CA St	6.50%	4/1/2033	A	2,500	2,609,600
CA St Var Purp	5.00%	4/1/2026	A	1,450	1,317,441
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1	1,800	1,573,308
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2033	AA	1,000	956,810
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-	2,225	2,167,373
Los Angeles Unif Sch Dist CA Drivers Ser 2048 (FSA)(b)	5.00%	7/1/2028	AAA	3,000	2,974,560
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (FGIC)	5.00%	8/1/2024	A	1,060	1,074,087

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (FGIC)	5.25%	8/1/2022	A		$1,230	$1,270,725
Montebello CA Unif Sch Dist Election of 2004 (FSA)	5.00%	8/1/2028	AAA		1,335	1,342,690
Oak Vly CA Hosp Dist Election 2004 (FGIC)	5.00%	7/1/2033	A3		500	442,235
Oxnard CA Unif High Sch Dist Ser A (NPFGC)	6.00%	2/1/2020	A		650	685,893
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	BBB		3,500	1,280,160
Pomona CA Unif Sch Dist (NPFGC)	6.15%	8/1/2030	A		825	815,364
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.55%	8/1/2029	A		950	988,371
Riverside CA Cmnty College Dist Unrefunded Bal Ser A (NPFGC)	5.50%	8/1/2029	AA-		15	15,770
Santa Ana CA Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2025	A+		1,650	1,672,506
Santa Ana CA Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2026	A+		1,000	1,007,850
Territory of Guam Ser A	7.00%	11/15/2039	B+		190	188,324
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	A2		1,000	1,007,650
Yosemite Cmnty College Dist CA Election 2004 Ser C (FSA)	5.00%	8/1/2028	AAA		1,400	1,396,542
Total						31,756,862

Healthcare 11.62%
CA Hlth Facs Fing Auth Rev CA NV Methodist	5.00%	7/1/2036	A		1,000	834,800
CA Hlth Facs Fing Auth Rev Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		2,000	1,937,180
CA Hlth Facs Fing Auth Rev Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,445,400
CA Hlth Facs Fing Auth Rev Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,086,080
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser A	5.50%	8/1/2031	A		1,225	1,123,607
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser B	5.55%	8/1/2031	A+		650	623,642
CA Infrastr & Econ Dev Bk Rev Scripps Res Instl Ser A	5.75%	7/1/2030	Aa3		1,500	1,509,270
CA Muni Fin Auth Ctfs Cmnty Hosps Central CA	5.25%	2/1/2037	Baa2		1,000	753,280
CA Statewide Cmntys Dev Auth Rev CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Ba1		1,000	884,390
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth	5.25%	7/1/2035	BBB		1,675	1,257,339
CA Statewide Cmntys Dev Auth Rev Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,357,700
CA Statewide Cmntys Dev Auth Rev Kaiser Ser C Rmkt	5.25%	8/1/2031	A+		1,500	1,361,985
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	991,965
Rancho Mirage CA Jt Pwrs Fin Auth Rev Eisenhower Med Ctr Ser A	5.00%	7/1/2021	A3		1,000	926,710
Sierra View Loc Hlthcare Dist CA	5.25%	7/1/2032	A	(a)	1,000	820,320
Territory of Guam Ser A	5.75%	12/1/2034	BBB-		1,030	992,683

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+		$345	$327,322
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	6.00%	6/1/2022	A+		500	506,460
Total						19,740,133

Housing 1.68%
CA Hsg Fin Agy Rev Hm Mtg Ser E AMT	4.80%	8/1/2037	Aa2		1,115	836,217
Los Angeles CA Hsg Auth Rev Ppty Acquisition Ser A	6.25%	6/1/2034	A		2,000	2,010,100
Total						2,846,317

Lease Obligations 10.86%
CA St Pub Wrk Bd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A-		1,550	1,372,215
CA St Pub Wrk Bd Lease Rev Dept Gen Svcs Teale Data (AMBAC)	5.25%	3/1/2020	A-		1,000	950,220
CA St Pub Wrk Bd Rev Regents Univ Ser E	5.00%	4/1/2034	Aa2		1,500	1,320,000
Los Angeles CA Convtn & Exhibit Ctr Auth Rev Bds Ser A	5.00%	8/15/2020	AA-		1,000	994,900
Los Angeles CA Muni Impt Corp Rev Cap Equip Ser A	5.00%	9/1/2025	AA-		2,000	1,897,060
Los Angeles CA Muni Impt Corp Rev Cap Equip Ser A (AG)	5.25%	4/1/2019	AAA		750	801,218
Palm Springs CA Fin Auth Convention Ctr Pj Ser A (NPFGC)	5.50%	11/1/2035	A		1,000	858,820
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	810,270
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P	6.50%	7/1/2030	BBB-		1,000	989,830
Rowland Wtr Dist CA COP Recycled Wtr Pj	6.50%	12/1/2035	AA-		1,500	1,636,485
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	BBB		2,575	2,385,480
San Mateo Cnty CA Jt Pwrs Fin Auth Rev Youth Svcs Campus Ser A	5.00%	7/15/2024	AA+		1,410	1,448,112
Santa Ana CA Unif Sch Dist Fin Pj COP (FSA)	Zero Coupon	4/1/2019	AAA		2,295	1,446,171
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB		2,000	1,536,720
Total						18,447,501

Other Revenue 4.18%
CA Muni Fin Auth Rev Bds High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(a)	850	669,477
CA Muni Fin Auth Rev OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,196,604
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	328,025
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	744,224
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,250	865,563

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	A+	$1,000	$1,003,280
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+	1,000	882,420
Oakland CA Jt Pwrs Fin Auth Reassmt Rev	5.50%	9/2/2024	A-	390	375,235
Santa Cruz Cnty Redev Agy CA Tax Allocation Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A	500	513,130
Santa Cruz Cnty Redev Agy CA Tax Allocation Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A	500	520,955
Total					7,098,913

Pre-Refunded 11.00%
CA Edl Facs Auth Rev Pooled College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,151,800
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1	1,145	1,246,642
CA St (AMBAC)(b)	5.00%	4/1/2031	A	10,000	11,349,350
CA Statewide Cmnty Dev Ref CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa2	1,000	746,550
El Monte CA City Sch Dist Ser A (FSA)	6.25%	5/1/2025	AAA	1,230	1,289,421
MSR Pub Pwr Agy CA San Juan Pj Rev Ser D ETM (NPFGC)	6.75%	7/1/2020	A	750	902,167
Total					18,685,930

Special Tax 5.83%
Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+	1,500	1,123,680
Carpinteria CA Santn Dist Spl Assmnt Ltd Ser 2007-1-A	6.90%	9/2/2039	NR	500	506,755
City of San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR	1,000	773,870
Dana Point Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR	550	405,586
Dana Point Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR	940	682,055
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale A	5.00%	9/1/2036	NR	1,710	1,148,932
Los Angeles Cnty CA Pub Wks Fin Auth Los Angeles Regl Pk Open Space (FSA)	5.25%	10/1/2018	AAA	1,000	1,113,650
Redding CA Redev Agy Tax Alloc Shastec Redev Pj	5.00%	9/1/2029	BBB+	600	480,858
RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	BBB	3,860	3,414,016
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A (AMBAC)	4.625%	8/15/2026	BBB+	310	243,728
Total					9,893,130

Tax Revenue 3.58%
Los Angeles Cnty CA Metro Trans Auth Metro Trans Ser A (AG)	5.00%	7/1/2022	AAA	3,000	3,112,080
Los Angeles Cnty CA Metro Trans Auth Rev Prop A-1st Tier Sr Ser B	5.00%	7/1/2031	AAA	1,635	1,521,318

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tax Revenue (continued)
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Sr Ser A (FSA)	4.50%	7/1/2030	AAA		$1,000	$893,160
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(c)	6.75%	10/1/2037	Baa3		555	554,922
Total						6,081,480

Tobacco 1.06%
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Ser A	5.00%	6/1/2045	A-		1,000	804,970
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		1,245	747,934
Silicon Vly Tob Securitization Auth CA Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB	(a)	3,500	255,080
Total						1,807,984

Transportation 3.33%
Fresno CA Arpt Rev Ser A (FSA)	5.50%	7/1/2030	AAA		1,500	1,499,985
Los Angeles CA Dept of Arpts Rev Los Angeles Intl Arpt Ser A AMT	5.50%	5/15/2021	AA		2,350	2,343,749
Palm Springs CA Ref Sub Palm Springs Intl Arpt AMT	5.30%	7/1/2013	NR		200	179,642
Palm Springs CA Ref Sub Palm Springs Intl Arpt AMT	6.00%	7/1/2018	NR		250	214,220
Palm Springs CA Ref Sub Palm Springs Intl Arpt AMT	6.40%	7/1/2023	NR		300	244,785
Palm Springs CA Ref Sub Palm Springs Intl Arpt AMT	6.50%	7/1/2027	NR		260	204,331
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT (FSA)	6.125%	1/1/2027	AAA		490	465,201
San Francisco CA City & Cnty Commn Intl Arpt Rev AMT (FSA)	5.75%	1/1/2014	AAA		500	501,500
Total						5,653,413

Utilities 22.45%
CA Pollutn Ctrl Fing Auth Rev Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB		810	769,289
CA Pollutn Ctrl Fing Auth Solid Wst Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB		1,000	846,010
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	909,010
CA St Dept of Wtr Res Central Vly Pj Ser AE	5.00%	12/1/2026	AAA		4,000	4,133,360
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AAA		2,000	1,992,880
City of Riverside CA Issue D (FSA)	5.00%	10/1/2027	AAA		2,550	2,591,310
Eastern Muni Wtr Dist COP Ser H	5.00%	7/1/2033	AA		2,500	2,376,050
Fresno CA Rev Ser A (AG)	5.00%	9/1/2025	AAA		1,530	1,574,049
Imperial CA Ref Wtr Fac COP (FGIC)	5.00%	10/15/2020	A		3,250	3,192,085
Long Beach CA Bds Fin Auth Rev Ser A	5.50%	11/15/2037	A		1,000	816,210
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A-2	5.25%	7/1/2032	AA-		1,500	1,496,010

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Los Angeles CA Wtr & Pwr Rev Pwr Sys Sub Ser A-1 (FSA)	5.00%	7/1/2015	AAA	$1,000	$1,115,220
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,985	2,063,844
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AAA	1,760	1,745,339
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA	1,920	2,007,197
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA	1,540	1,609,939
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA	1,540	1,609,939
Sacramento Cnty CA Santn Dist Sacramento Regl Cnty Ser A (FGIC)	5.25%	12/1/2023	AA	1,500	1,611,630
San Diego CA Pub Facs Fing Auth Rev Sr Ser A	5.25%	5/15/2039	A+	1,500	1,422,075
Santa Margarita-Dana Point Auth CA Rev Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA	2,000	2,004,220
Shasta CA Jt Pwrs Fin Auth Cnty Admin Bldg Pj Ser A (NPFGC)	5.25%	4/1/2023	A	675	676,303
Southern CA Pub Pwr Auth Rev Sub Ser A	5.00%	7/1/2020	Aa3	1,500	1,562,085
Total					38,124,054

Total Municipal Bonds (cost $190,575,505)					179,336,660

				Shares (000)
SHORT-TERM INVESTMENT 0.31%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $519,591)				520	519,591
Total Investments in Securities 105.91% (cost $191,095,096)					179,856,251
Liabilities in Excess of Cash and Other Assets(d) (5.91%)					(10,038,749)
Net Assets 100.00%					$169,817,502

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2009	117	Short	$(13,848,047)	$(62,323)

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 102.19%

Corporate-Backed 3.74%
CT St Dev Auth Govt Lease Rev (NPFGC)	6.60%	6/15/2014	A	$500	$500,050
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A	1,500	1,520,565
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB	900	748,179
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,640,020
Total					4,408,814

Education 27.13%
CT St Higher Edl Ln Auth Rev Ref Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa3	1,935	1,703,961
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2028	AAA	4,050	4,097,831
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2033	AAA	1,500	1,517,715
CT St Hlth & Edl Facs Auth (AG)(b)	5.00%	7/1/2038	AAA	4,610	4,664,444
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2026	A-	450	450,963
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	BBB-	100	82,165
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	BBB-	100	81,034
CT St Hlth & Edl Facs Auth Rev CT College Ser E (NPFGC)	5.25%	7/1/2022	A	400	419,336
CT St Hlth & Edl Facs Auth Rev CT College Ser G (NPFGC)	4.50%	7/1/2037	A	620	554,218
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser N	5.00%	7/1/2026	A-	2,000	1,988,660
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	1,967,720
CT St Hlth & Edl Facs Auth Rev Gunnery Sch (RADIAN)	5.35%	7/1/2031	BBB-	695	575,363
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2	95	93,768
CT St Hlth & Edl Facs Auth Rev Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A2	1,250	1,213,538
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A2	1,015	956,282
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A	3,000	2,926,230
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A	1,000	974,530
CT St Hlth & Edl Facs Auth Rev Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	BBB	465	469,878
CT St Hlth & Edl Facs Auth Rev Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	BBB	700	678,468
CT St Hlth & Edl Facs Auth Rev Sacred Hrt Ser C	6.50%	7/1/2016	BBB	210	210,720
CT St Hlth & Edl Facs Auth Rev Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1	1,000	890,140
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	AA-	215	215,000
CT St Hlth & Edl Facs Auth Rev Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-	2,900	2,520,129
CT St Hlth & Edl Facs Auth Rev Yale Univ Ser Z-1	5.00%	7/1/2042	AAA	1,000	1,016,490

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
Univ CT Ser A	5.00%	4/1/2018	AA	$1,580	$1,759,709
Total					32,028,292

General Obligation 22.86%
Bridgeport CT Ser C (FGIC)	4.75%	8/15/2021	A	1,000	929,310
CT St Regional Sch Dist No 5	5.00%	8/15/2019	Aa2	555	616,622
CT St Ser A	5.00%	2/15/2027	AA	1,000	1,063,490
CT St Ser A	5.00%	4/15/2028	AA	2,555	2,690,159
CT St Ser B	4.75%	5/1/2023	AA	1,685	1,763,791
CT St Ser B	4.75%	5/1/2024	AA	2,000	2,078,960
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,647,775
CT St Ser B (AMBAC)	5.25%	6/1/2019	AA	1,370	1,579,048
Hartford CT Ser A (AG)	5.00%	8/15/2028	AAA	1,740	1,764,743
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A	1,470	1,499,371
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A	1,000	1,013,920
Montville CT	6.70%	6/15/2010	Aa3	575	600,794
New Haven CT (AMBAC)	5.00%	11/1/2020	A-	2,000	2,070,480
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA	1,145	1,148,160
New Haven CT Unrefunded Bal Ser B (FGIC)	5.00%	11/1/2019	A-	560	587,474
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,485	1,770,985
Puerto Rico Comwlth Pub Impt Bal Pub Impt	Zero Coupon	7/1/2018	BBB-	2,035	1,118,090
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	BBB-	1,000	887,460
Puerto Rico Comwlth Unrefunded Bal Pub Impt (FSA)	5.125%	7/1/2030	AAA	945	909,156
Redding CT	6.60%	4/15/2010	Aaa	100	104,784
Territory of Guam Ser A	7.00%	11/15/2039	B+	135	133,809
Total					26,978,381

Healthcare 11.19%
CT St Dev Auth Hlth Facs Rev Alzheimers Res Ctr CT Inc Pj	5.50%	8/15/2027	NR	1,380	965,407
CT St Dev Auth Rev Duncaster Inc Pj (RADIAN)	5.125%	8/1/2022	BBB	235	192,745
CT St Hlth & Edl Facs Auth Rev Bridgeport Hosp Ser A (NPFGC)	6.625%	7/1/2018	A	1,250	1,250,187
CT St Hlth & Edl Facs Auth Rev Bristol Hosp Ser B (RADIAN)	5.50%	7/1/2021	BBB-	1,000	912,940
CT St Hlth & Edl Facs Auth Rev Catholic Hlth East Ser F (NPFGC)	5.625%	11/15/2020	A1	325	326,716
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser C (AMBAC)	5.625%	7/1/2029	BBB	970	942,239
CT St Hlth & Edl Facs Auth Rev CT College Ser E (NPFGC)	5.00%	7/1/2032	A	1,050	1,059,419
CT St Hlth & Edl Facs Auth Rev Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-	1,345	1,023,222
CT St Hlth & Edl Facs Auth Rev William W Backus Hosp Ser G (FSA)	5.00%	7/1/2035	AAA	1,000	920,640

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	A1	$1,715	$1,686,582
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	A1	3,500	3,237,990
Territory of Guam Ser A	5.75%	12/1/2034	BBB-	720	693,914
Total					13,212,001

Housing 1.20%
CT St Hsg Fin Auth Hsg Mtg Fin Ser F AMT (AMBAC)	4.90%	11/15/2035	AAA	1,000	913,450
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	BBB	500	507,010
Total					1,420,460

Lease Obligations 0.73%
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	860,680

Other Revenue 3.07%
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser F (AG)	5.00%	7/1/2031	AAA	1,750	1,768,480
CT St Hlth & Edl Facs Auth Rev Trinity College Ser H (NPFGC)	4.75%	7/1/2023	A+	1,030	1,039,548
Puerto Rico Pub Impt Bldgs Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,000	817,460
Total					3,625,488

Pre-Refunded 12.19%
Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-	500	538,235
CT St Hlth & Edl Facs Auth Rev CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA	750	838,560
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I (NPFGC)	5.25%	7/1/2019	A	600	606,000
CT St Ser B	5.60%	6/15/2020	Aa3	250	261,283
New Haven CT EM Ser C (NPFGC)	5.00%	11/1/2021	A	10	10,833
New Haven CT Ser A (AMBAC)	5.00%	11/1/2021	A-	30	31,249
New Haven CT Unrefunded Bal Ser A (AMBAC)	5.00%	11/1/2021	A-	970	1,067,970
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,102,010
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D (FSA)	5.00%	7/1/2032	AAA	410	456,461
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (FSA)	5.125%	7/1/2026	AAA	1,925	2,162,718
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN (NPFGC)	5.00%	7/1/2032	AAA	1,500	1,698,660
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3	1,000	1,127,150
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	822,735
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	421,586
Univ CT Rev Student Fee Ser A (FGIC)	5.75%	11/15/2020	Aa3	205	220,912

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Univ CT Rev Student Fee Ser A (FGIC)	6.00%	11/15/2025	Aa3	$500	$540,495
Waterbury CT Ser A (FSA)	5.125%	4/1/2022	AAA	2,250	2,485,035
Total					14,391,892

Special Tax 1.75%
CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA	1,500	1,570,905
Georgetown Spl Taxing Dist CT Ser A	5.125%	10/1/2036	NR	1,000	497,030
Total					2,067,935

Tax Revenue 3.11%
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	957,210
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	AA-	1,000	930,920
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	A	1,500	1,347,945
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(c)	6.75%	10/1/2037	Baa3	440	439,938
Total					3,676,013

Transportation 0.47%
Puerto Rico Comwlth Hwy & Transn Rev Unrefunded Bal Ser D (FSA)	5.00%	7/1/2032	AAA	590	555,432

Utilities 14.75%
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1	2,550	2,467,762
CT St Dev Auth Solid Wst Disp Facs Rev PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	1,500	1,229,250
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR	2,000	1,493,300
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR	3,700	2,884,557
CT St Dev Auth Wtr Fac Rev Bridgeport AMT TCRS (AMBAC)	6.15%	4/1/2035	A	500	456,745
CT St Dev Auth Wtr Fac Rev CT Wtr Pj Ser A AMT (FGIC)	5.00%	10/1/2040	A	500	402,195
CT St Muni Elec Enrg Co Op Pwr Supply Sys Rev Ser A (AMBAC)	5.00%	1/1/2022	Aa3	1,650	1,744,892
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	A2	250	242,122
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3	1,500	1,283,280
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,393,935
South Central CT Regl Wtr Auth Wtr Sys Rev 22nd Ser (FSA)	5.00%	8/1/2038	AAA	2,000	1,969,780
Stamford CT Wtr Pollutn Ctrl Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,013,610

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	$1,000	$830,860
Total					17,412,288

Total Municipal Bonds (cost $127,196,594)					120,637,676

				Shares (000)
SHORT-TERM INVESTMENT 0.69%

Money Market Mutual Fund
Dreyfus CT Municipal Cash Management (cost $812,404)				812	812,404
Total Investments in Securities 102.88% (cost $128,008,998)					121,450,080
Liabilities in Excess of Cash and Other Assets (d) (2.88%)					(3,404,951)
Net Assets 100.00%					$118,045,129

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2009	145	Short	$(17,162,109)	$3,983

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 101.90%

Corporate-Backed 2.13%
HI St Dept Trans Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B	$895	$747,638
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,250	1,845,022
Total					2,592,660

Education 6.52%
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	BBB-	1,000	713,800
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	BBB-	100	81,038
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute (RADIAN)	4.625%	1/1/2036	BBB-	500	356,380
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute (RADIAN)	5.00%	1/1/2026	BBB-	1,000	823,180
Univ of HI Ser A	5.25%	10/1/2034	Aa3	1,000	1,011,760
Univ of HI Ser A	6.00%	10/1/2038	Aa3	1,750	1,877,120
Univ of HI Ser A (NPFGC)	4.125%	10/1/2026	Aa3	1,670	1,515,475
Univ of HI Ser A CR (MBIA) (FSA)	5.00%	7/15/2024	AAA	1,500	1,552,950
Total					7,931,703

General Obligation 35.10%
HI Cnty HI Ser A (FGIC)	5.60%	5/1/2013	AA-	1,780	1,997,712
HI Cnty HI Ser A (FSA)	5.00%	7/15/2023	AAA	1,000	1,035,320
HI Cnty HI Ser A (NPFGC)	5.00%	7/15/2024	AA-	900	929,835
HI Cnty HI Ser A (NPFGC)	5.25%	7/15/2023	AA-	595	623,304
HI Cnty Ser A	5.00%	7/15/2020	AA-	1,150	1,215,849
HI St Ser BZ	6.00%	10/1/2010	AA	500	532,040
HI St Ser BZ	6.00%	10/1/2012	AA	500	568,930
HI St Ser CA (FGIC)	8.00%	1/1/2013	AA	2,000	2,399,880
HI St Ser CZ (FSA)	5.25%	7/1/2018	AAA	1,000	1,056,470
HI St Ser DE (NPFGC)	5.00%	10/1/2012	AA	1,000	1,106,450
HI St Ser DE (NPFGC)	5.00%	10/1/2024	AA	1,000	1,044,840
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA	1,000	1,110,580
HI St Ser DI (FSA)	5.00%	3/1/2020	AAA	2,000	2,156,880
HI St Ser DK	5.00%	5/1/2025	AA	3,500	3,685,920
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,621,550
HI St Ser DK	5.00%	5/1/2027	AA	2,500	2,610,375
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	AA	1,000	1,044,620
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2021	AAA	1,070	1,149,341
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2022	AAA	1,525	1,623,012
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2028	AAA	3,295	3,371,180
Honolulu HI City & Cnty Ser B (FSA)	5.25%	7/1/2017	AAA	1,500	1,703,880
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2018	AA	1,000	1,084,310
Honolulu HI City & Cnty Ser D (NPFGC)	5.00%	7/1/2023	AA	2,000	2,091,440
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2026	AA-	250	254,970
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2029	AA-	1,000	1,006,720
Kauai Cnty HI Ser A (NPFGC)	5.50%	8/1/2021	AA-	1,630	1,681,312

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Maui Cnty HI (NPFGC)	5.00%	3/1/2025	AA	$1,000	$1,042,380
Maui Cnty HI Ser A (NPFGC)	5.00%	7/1/2023	AA	1,040	1,093,778
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	995	709,107
Territory of Guam Ser A	7.00%	11/15/2039	B+	135	133,809
Total					42,685,794

Healthcare 3.43%
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	7.875%	11/15/2023	NR	500	499,115
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	8.00%	11/15/2033	NR	100	96,063
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	1,240	1,282,978
HI St Dept Bdgt & Fin Spl Purp Rev Kahala Nui Pj Ser A	6.75%	11/15/2009	NR	500	500,380
Kuakini HI Hlth Sys Spl Purp Rev Ser A	6.30%	7/1/2022	BBB-	1,000	930,440
Puerto Rico Indl Tourist Edl & Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A	150	150,018
Territory of Guam Ser A	5.75%	12/1/2034	BBB-	740	713,190
Total					4,172,184

Housing 3.28%
HI St Hsg Fin & Devt Corp Rev Rent Hsg Sys Ser B Rmkt (FSA)	6.50%	7/1/2033	Aa3	2,000	2,123,660
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B (FNMA)	5.30%	7/1/2028	AAA	850	851,607
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B (FNMA)	5.45%	7/1/2017	AAA	1,005	1,007,633
Total					3,982,900

Lease Obligations 2.35%
HI St Dept Hawaiian Home Kapolei Office Fac Ser A COP (FSA)	5.00%	11/1/2031	Aa3	1,000	1,004,800
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	860,680
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P	6.50%	7/1/2030	BBB-	1,000	989,830
Total					2,855,310

Other Revenue 0.81%
HI St Cap Dist Kapolei St Office Ser A COP (AMBAC)	5.00%	5/1/2018	BBB	475	479,475
HI St Cap Dist St Office COP (NPFGC)	5.50%	5/1/2020	A	500	507,210
Total					986,685

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded 15.47%
HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+	$1,045	$1,137,712
HI St Second Ser CR AMT (FSA)	6.90%	7/1/2012	A	635	673,811
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev (FSA)	5.25%	7/1/2031	AAA	100	108,523
Honolulu HI City & Cnty Ser A (FSA)	5.125%	9/1/2021	AAA	600	651,096
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2	1,000	1,207,840
Kauai Cnty HI (FGIC)	6.125%	8/1/2024	AA-	580	614,881
Kauai Cnty HI Ser A (NPFGC)	5.50%	8/1/2021	AA-	865	945,272
Maui Cnty HI Ser A (FGIC)	6.10%	3/1/2020	AA	500	523,615
Maui Cnty HI Ser A (NPFGC)	5.00%	3/1/2022	AA	750	824,595
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	1,000	1,190,500
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y (IBC) (NPFGC)	5.50%	7/1/2036	A	250	296,745
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,102,010
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.75%	7/1/2041	AAA	3,000	3,349,500
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A	5.375%	10/1/2024	AAA	300	320,280
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A	5.50%	10/1/2032	AAA	200	213,828
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,465	1,614,445
Univ HI Univ Sys Rev (FGIC)	5.125%	7/15/2032	Aa3	1,100	1,226,841
Univ HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3	2,500	2,816,025
Total					18,817,519

Special Tax 4.12%
HI St Dept of Hawaiian Home Lands	5.875%	4/1/2034	A2	3,000	3,000,780
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser B	5.00%	7/1/2046	BBB+	1,000	750,170
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser C (AMBAC)	5.50%	7/1/2028	BBB+	1,475	1,256,184
Total					5,007,134

Tax Revenue 3.37%
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.25%	8/1/2027	A+	1,500	1,435,815
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	AA-	1,000	930,920
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	4.25%	10/1/2029	A	500	387,060
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	A	1,000	898,630
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(c)	6.75%	10/1/2037	Baa3	440	439,938
Total					4,092,363

Transportation 8.29%
HI St Hbr Sys Rev Ser A AMT (FSA)	5.00%	1/1/2031	AAA	2,000	1,678,640
HI St Hbr Sys Rev Ser A AMT (FSA)	5.25%	1/1/2027	AAA	1,450	1,334,928

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Hl St Hwy	5.00%	1/1/2019	AA+	$1,000	$1,120,190
HI St Hwy Rev Ser A (FSA)	5.00%	7/1/2023	AAA	2,000	2,074,260
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser CC (FSA)	5.25%	7/1/2033	AAA	1,000	981,270
Puerto Rico Comwlth Hwy & Transn Auth Rev (FSA) (AG)	5.50%	7/1/2025	AAA	2,000	2,084,480
Puerto Rico Comwlth Hwy & Transn Auth Rev St Infrastr Bk	5.00%	7/1/2022	BBB-	20	18,266
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser M	5.00%	7/1/2046	BBB	1,000	793,180
Total					10,085,214

Utilities 17.03%
HI St Dept Bdgt & Fin Spl Purp Rev Elec Co & Subsidiaries Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	1,000	840,760
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1	1,000	731,540
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	1,500	1,212,255
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser B AMT (NPFGC)	5.25%	7/1/2021	AA	1,335	1,227,506
Honolulu HI City & Cnty Ser 2851 (FSA)(b)	5.00%	7/1/2032	AAA	10,000	9,959,300
Honolulu HI City & Cnty Wst Sr Ser A (FGIC)	5.00%	7/1/2024	AA-	2,745	2,849,859
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2028	AA-	1,000	1,010,910
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	1,000	971,340
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	930,010
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2027	BBB-	555	474,270
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	600	498,516
Total					20,706,266

Total Investments in Municipal Bonds 101.90% (cost $126,096,169)					123,915,732
Liabilities in Excess of Cash and Other Assets(d) (1.90%)					(2,313,856)
Net Assets 100.00%					$121,601,876

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2009	113	Short	$(13,374,609)	$(14,827)

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 98.49%

Corporate-Backed 2.35%
MO St Dev Fin Bd Solid Wst Disp Rev Procter & Gamble Paper Pj AMT	5.20%	3/15/2029	AA-		$1,150	$1,102,057
MO St Envr Impt & Enrg Res Auth MO KC Pwr & Lt Co Pj AMT	4.90%	5/1/2038	Baa1		1,500	1,419,900
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB		1,500	1,230,015
Total						3,751,972

Education 5.29%
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA		2,000	2,134,400
Lincoln Univ MO Auxiliary Sys (AG)	5.00%	6/1/2027	AAA		500	517,460
Lincoln Univ MO Auxiliary Sys (AG)	5.125%	6/1/2037	AAA		1,250	1,260,038
MO St Hlth & Edl Facs Auth Rev Washington Univ	5.00%	2/15/2033	AAA		3,000	3,033,360
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.00%	2/15/2022	AAA		600	634,794
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.25%	3/15/2018	AAA		375	433,526
Univ of MO Ser A	5.00%	11/1/2017	AA		400	453,456
Total						8,467,034

General Obligation 5.56%
Jackson Cnty MO Reorg Sch Dist No 7 Lee’s Summit Sch Bldg (NPFGC)	5.25%	3/1/2022	Aa2		1,000	1,075,960
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		2,500	1,744,800
Puerto Rico Comwlth Pub Impt Ser A (NPFGC)(IBC)	5.50%	7/1/2029	A		1,000	920,730
St. Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AAA		3,320	3,476,737
St. Louis Cnty MO Sch Dist No R-8 Lindbergh (NPFGC)	Zero Coupon	3/1/2018	AA		2,080	1,501,781
Territory of Guam Ser A	7.00%	11/15/2039	B+		175	173,457
Total						8,893,465

Healthcare 14.39%
Boone Cnty MO Hosp Ctr	5.75%	8/1/2028	A3		1,500	1,406,955
Cape Girardeau Cnty MO Indl Dev Auth Hlthcare Facs Rev Unrefunded Bal Southeast MO Hosp	5.75%	6/1/2032	NR		260	223,155
Cape Girardeau Cnty MO Indl Dev Auth Rev St. Francis Med Ctr	5.75%	6/1/2039	A+		1,000	1,000,680
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-	(a)	1,500	1,155,435
Hannibal MO Indl Dev Auth Hlth Facs Rev	5.00%	3/1/2022	BBB+		835	710,001
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		2,500	2,122,175
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		5,000	5,094,650
MO St Hlth & Edl Facs Auth MO SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		2,000	1,991,580

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
MO St Hlth & Edl Facs Auth MO St. Luke’s Hlth Ser 2005A (FSA)	5.50%	11/15/2028	AAA		$1,850	$1,938,060
MO St Hlth & Edl Facs Auth Rev Cox Hlth	5.50%	11/15/2039	A2		2,000	1,898,260
MO St Hlth & Edl Facs Auth Rev Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	2,785,723
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		1,510	974,811
St. Louis Cnty MO Indl Dev Auth Sr Living Facs Rev St. Andrew’s Resh For Srs Ser A	6.375%	12/1/2041	NR		1,000	778,270
Territory of Guam Ser A	5.75%	12/1/2034	BBB-		960	925,219
Total						23,004,974

Housing 4.47%
MO St Hsg Dev Commn Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA		580	577,483
MO St Hsg Dev Commn Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT (GNMA/FNMA/FHLMC)	5.70%	9/1/2038	AAA		1,900	1,917,442
MO St Hsg Dev Commn Mtg Rev Sing Fam Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA		1,860	1,691,837
MO St Hsg Dev Commn Mtg Rev Sing Fam Mtg Rev AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA		495	487,238
MO St Hsg Dev Commn Mtg Rev Sing Fam Ser E-1 AMT (GNMA/FNMA)	Zero Coupon	3/1/2029	AAA		470	142,377
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA		1,500	1,275,915
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA		530	468,462
MO St Hsg Dev Commn Rev Multi Fam Hsg Met Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA		615	583,161
Total						7,143,915

Lease Obligations 13.99%
Cape Girardeau Cnty MO Bldg Corp Reorg Sch Dist R-02 Leasehold Jackson R-II HS (NPFGC)	5.25%	3/1/2026	A		1,000	1,048,500
Grandview MO COP (FGIC)	5.00%	1/1/2027	A3		1,700	1,686,298
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3		1,500	1,531,950
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser A (NPFGC)	5.00%	12/1/2018	Aa3		1,385	1,498,750
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser B	5.00%	12/1/2031	Aa3		1,000	1,014,160
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	AA-		2,000	2,045,840
Kansas City MO Metron Junior College Dist COP Lease	5.00%	7/1/2028	Aa3		3,500	3,532,095
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-		585	475,810
MO Dev Fin Bd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-		3,300	3,334,056

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)
MO St Dev Fin Bd Infrastr Facs Rev Branson Landing Pj Ser A	5.00%	6/1/2035	A	$1,220	$933,556
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P	6.50%	7/1/2030	BBB-	1,000	989,830
Puerto Rico Pub Impt Bldgs Govt Facs I GTD	5.25%	7/1/2033	BBB-	2,465	2,047,700
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1	500	461,960
St. Louis MO Muni Fin Corp Police Cap Impts Sales Tax (FSA)	5.00%	2/15/2023	AAA	1,675	1,762,234
Total					22,362,739

Other Revenue 13.09%
Kansas City MO East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA	1,000	1,048,420
Kansas City MO East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA	1,860	1,939,013
Kansas City MO Muni Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,108,624
MO Dev Fin Bd Cultural Facs Rev Ser B	5.00%	6/1/2037	AAA	3,000	3,013,470
MO St Bd of Pub Bldgs Ser A	5.00%	10/15/2027	AA+	7,500	7,738,050
MO St Dev Fin Bd Infrastr Facs Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	913,840
MO St Dev Fin Bd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2	1,000	675,810
MO St Dev Fin Bd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2	1,000	793,010
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	235	255,332
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	1,470	1,468,633
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	419,232
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	674,730
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	BBB	2,000	882,260
Total					20,930,424

Pre-Refunded 8.17%
Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev (NPFGC)	5.85%	3/1/2020	NR	1,000	1,035,290
Cape Girardeau Cnty MO Indl Dev Hlthcare Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,501,966
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	889,296
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,812,942
MO St Hlth & Edl Facs Auth Rev Webster Univ (NPFGC)	5.25%	4/1/2021	Baa1	2,000	1,970,580
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.75%	7/1/2041	AAA	1,000	1,116,500
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	35	39,363
St. Louis Cnty MO Pattonville No R-3 Sch Dist MO Direct Deposit Pg (FGIC)	6.00%	3/1/2019	AA-	845	884,064

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
St. Louis MO Arpt Rev Arpt Dev Pg Ser A (NPFGC)	5.25%	7/1/2031	AAA	$2,000	$2,166,320
St. Louis MO Muni Fin Corp Leasehold Rev Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR	1,500	1,645,440
Total					13,061,761

Special Tax 2.90%
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,375	996,407
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	1,000	864,350
Kansas City MO Tax Inc Fing Comm Tax Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR	500	433,590
Osage Beach MO Tax Inc Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	684,660
Riverside Quindaro Bend Levee Dist MO lmpt Rev L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB	795	756,077
Stone Canyon Cmnty Impt Dist MO Rev Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	905,099
Total					4,640,183

Tax Revenue 4.04%
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.25%	8/1/2027	A+	2,000	1,914,420
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	AA-	775	721,463
St. Louis MO Muni Fin Corp Rec Sales Tax Leasehold Rev (AMBAC)	5.00%	2/15/2037	BBB	4,000	3,354,320
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(c)	6.75%	10/1/2037	Baa3	465	464,935
Total					6,455,138

Transportation 5.29%
MO St Hwys & Transit Commn Rev 1st Lien Ser B	5.00%	5/1/2022	AAA	2,500	2,680,150
MO St Hwys & Transit Commn Rev 2nd Lien	5.25%	5/1/2021	AAA	3,500	3,870,265
St. Louis MO Ref Lambert Intl Arpt Ser A (FSA)	5.00%	7/1/2025	AAA	2,000	1,904,920
Total					8,455,335

Utilities 18.95%
Carroll Cnty MO Pub Wtr Supply Dist No 1 Rev	6.00%	3/1/2039	A	1,000	1,009,980
Kansas City MO Ser A	5.25%	12/1/2032	AA+	1,000	1,021,530
Kansas City MO Ser A	5.25%	1/1/2034	AA	1,000	1,020,210
Metro St. Louis MO Swr Dist Rev Ser A	5.75%	5/1/2038	AA+	1,760	1,868,979
Metro St. Louis MO Swr Dist Wst Wtr Sys Rev Ser A (NPFGC)	5.00%	5/1/2034	AA+	4,250	4,282,258
MO Jt Muni Elec Util Commn Pwr Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3	1,000	914,000
MO Jt Muni Elec Util Commn Pwr Pj Rev Plum Point Pj (NPFGC)	5.00%	1/1/2034	A	5,000	4,220,700

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
MO Jt Muni Elec Util Commn Pwr Pj Rev Ser A (AMBAC)	5.00%	1/1/2023	A3	$3,000	$2,930,970
MO Jt Muni Elec Util Commn Rev Iatan 2 Pj Ser A	6.00%	1/1/2039	A3	2,000	2,014,340
MO St Envr Impt & Enrg Res Auth Rev Union Elec Co Pj AMT	5.45%	10/1/2028	Baa1	2,475	2,150,156
MO St Envr Impt & Enrg Res Auth Wtr Fac American Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	Baa1	1,000	732,090
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,060	1,064,993
MO St Envr Impt & Enrg Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	220,724
MO St Envr Impt & Enrg Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	240,842
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	930,010
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR (XLCA)	5.00%	7/1/2025	A3	1,000	916,220
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,393,935
St. Charles Cnty MO Pub Wtr Supply Dist No 2 COP (NPFGC)	5.125%	12/1/2027	Baa1	1,500	1,453,890
St. Joseph MO Indl Dev Auth Spl Oblig Rev Sew Sys Impts Pj	5.00%	4/1/2027	A	1,325	1,312,598
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	730	606,528
Total					30,304,953

Total Investments in Municipal Bonds 98.49% (cost $166,195,350)					157,471,893
Cash and Other Assets in Excess of Liabilities (d) 1.51%					2,407,918
Net Assets 100.00%					$159,879,811

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2009	106	Short	$(12,546,094)	$(53,993)

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 97.56%

Corporate-Backed 5.76%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-	$750	$351,705
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (FGIC)	5.375%	5/1/2032	NR	5,000	4,215,100
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	675	570,537
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	191,024
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	772,500
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,000	820,010
Total					6,920,876

Education 17.46%
Higher Ed Student Assist Auth NJ Student Ln Rev Ser A AMT (NPFGC)	6.15%	6/1/2019	AA-	465	465,544
NJ Econ Dev Auth Sch Facs Constr Ser 0	5.25%	3/1/2025	AA-	1,085	1,114,794
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,019,930
NJ Rutgers St Univ Rev Ser F	5.00%	5/1/2031	AA	2,500	2,560,250
NJ St Edl Facs Auth College of NJ (FSA)	5.00%	7/1/2028	AAA	3,000	3,091,950
NJ St Edl Facs Auth Kean Univ Ser D (FGIC)	5.00%	7/1/2032	A	500	465,340
NJ St Edl Facs Auth Ref Stevens Inst Technology Ser A	5.00%	7/1/2034	BBB+	1,000	847,420
NJ St Edl Facs Auth Rev Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	642,660
NJ St Edl Facs Auth Rev Montclair St Univ Ser J	5.00%	7/1/2029	A2	2,000	1,980,040
NJ St Edl Facs Auth Rev Rider Univ Ser C (RADIAN)	4.70%	7/1/2027	Baa1	1,000	852,260
NJ St Edl Facs Auth Rev Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,400	2,557,704
NJ St Edl Facs Auth Rev Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa2	1,000	1,046,820
NJ St Edl Facs Auth Rev William Paterson Ser E (XLCA)	5.00%	7/1/2027	A2	2,500	2,521,350
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AAA	1,725	1,797,226
Total					20,963,288

General Obligation 12.27%
Essex Cnty NJ Impt Auth Pj Rev Cons GTD (AMBAC)	5.25%	12/15/2018	A1	2,000	2,216,500
Gloucester Cnty Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,605,825
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,525,366
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,224,846
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	291,580
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	452,862
NJ St COP Equip Lease Purchase Ser A	5.25%	6/15/2029	AA-	1,000	1,006,120
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,744,800
Paterson NJ (FSA)	5.00%	6/15/2020	Aa3	900	897,723
Pohatcong Twp NJ Sch Dist (FSA)	5.25%	7/15/2026	AAA	1,335	1,518,429
Puerto Rico Comwlth Pub Impt CR (FSA)	4.50%	7/1/2023	AAA	1,000	944,340

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	$190	$168,038
Rahway NJ (FSA)	4.125%	12/15/2026	Aa3	5	4,917
Territory of Guam Ser A	7.00%	11/15/2039	B+	140	138,765
Total					14,740,111

Healthcare 25.47%
Burlington Cnty NJ Bridge Commn Econ Dev Rev The Evergreens Pj	5.625%	1/1/2038	NR	1,000	667,980
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	518,077
NJ Econ Dev Auth Ret Cmty Rev Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR	1,500	1,039,560
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	500	351,660
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	651,320
NJ Econ Dev Auth Rev Masonic Charity Fndtn Pj	6.00%	6/1/2025	A-	1,000	1,012,390
NJ Hlthcare Fac Fin Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A+	2,000	1,796,100
NJ Hlthcare Fac Fin Auth Rev Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+	1,000	867,060
NJ Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1	2,000	2,248,380
NJ Hlthcare Fac Fin Auth Rev Hackensack Univ Med Ctr (AG)	5.25%	1/1/2031	Aa2	2,100	2,115,708
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.00%	7/1/2036	Baa2	1,700	1,286,815
NJ Hlthcare Fac Fin Auth Rev Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-	600	567,942
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2	3,000	2,948,550
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Ba2	1,130	665,084
NJ Hlthcare Fac Fin Auth Rev St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2	1,000	890,890
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-	1,000	759,420
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-	1,000	742,810
NJ Hlthcare Facs Fing Auth Rev Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	AA-	5,000	4,999,600
NJ Hlthcare Facs Fing Auth Rev Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	AA-	1,250	1,229,700
NJ Hlthcare Facs Fing Auth Rev Virtua Hlth	5.75%	7/1/2033	A	2,500	2,411,400
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	Aa1	415	427,558
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	Aa1	1,000	1,024,270
Puerto Rico Indl Tourist Edl & Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A	1,000	1,000,120
Territory of Guam Ser A	5.75%	12/1/2034	BBB-	375	361,414
Total					30,583,808

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing 2.05%
NJ Econ Dev Auth Ref Cranes Mill Pj	5.00%	6/1/2015	BBB-	(a)	$715	$623,416
NJ St Hsg & Mtg Fin Agy Rev Sing Fam Hsg Ser T AMT	4.625%	10/1/2027	AA		2,000	1,762,880
Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT (GNMA)	6.50%	3/1/2025	NR		70	70,099
Total						2,456,395

Lease Obligations 5.82%
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa2		1,000	892,380
NJ Econ Dev Auth Rev Ser U (FSA)	5.00%	9/1/2024	AAA		1,000	1,000,600
NJ Econ Dev Auth Sch Facs Constr Ser O	5.50%	12/15/2029	AA-		1,250	1,294,488
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-		1,000	982,050
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	810,270
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P	6.50%	7/1/2030	BBB-		1,000	989,830
Puerto Rico Pub Impt Bldgs Govt Facs I GTD	5.25%	7/1/2033	BBB-		1,230	1,021,773
Total						6,991,391

Other Revenue 7.09%
Hudson Cnty NJ Impt Auth Hudson Regl Fire/Rescue Ser A (AMBAC)	5.625%	9/1/2019	NR		100	101,414
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,300	671,606
Monmouth Cnty NJ Impt Auth Rev Unrefunded Bal Govt Ln (NPFGC)	6.40%	12/1/2009	AA		195	195,023
NJ Econ Dev Auth Motor Vehicle Surcharge Rev Ser A (NPFGC)	5.00%	7/1/2034	A		75	68,609
NJ Econ Dev Auth Muni Rehab (AMBAC)	5.00%	4/1/2028	AA-		1,130	1,130,102
NJ Envr Infrastr Tr Rev Ser C	5.00%	9/1/2021	AAA		3,000	3,385,080
NJ St Edl Facs Auth Rev Richard Stockton College Ser F (NPFCG)	5.00%	7/1/2031	A3		2,765	2,591,386
Rahway NJ COP (NPFGC)	5.625%	2/15/2020	Baa1		365	373,567
Total						8,516,787

Pre-Refunded 1.50%
Carteret NJ Bd Ed COP (NPFGC)	5.75%	1/15/2030	NR		80	83,027
North Bergen Twp NJ Bd Ed COP (FSA)	6.125%	12/15/2022	Aa3		1,185	1,288,237
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA		310	364,117
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR		20	22,493
South Brunswick Twp NJ (FGIC)	5.625%	12/1/2023	AA		45	45,936
Total						1,803,810

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax 0.40%
NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	$700	$484,057

Tax Revenue 3.32%
NJ Econ Dev Auth Rev Cigarette Tax	5.75%	6/15/2029	BBB	1,000	807,910
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.75%	8/1/2037	A+	2,000	1,906,380
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	AA-	775	721,463
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(c)	6.75%	10/1/2037	Baa3	555	554,922
Total					3,990,675

Tobacco 1.21%
Tob Sttlmnt Fin Corp NJ Cap Apprec Asset Bkd 1C	Zero Coupon	6/1/2041	BBB-	25,000	872,250
Tob Sttlmnt Fin Corp NJ Ser 1A	4.75%	6/1/2034	BBB	1,000	581,070
Total					1,453,320

Transportation 12.91%
Hudson Cnty Impt Auth Rev Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AAA	2,500	2,563,225
NJ St Transn Tr Fd TCRS (AMBAC)	5.25%	12/15/2022	AA-	1,500	1,555,695
NJ St Transn Tr Fd Transn Sys Ser A (NPFGC)	5.25%	12/15/2021	AA-	5,000	5,227,900
Port Auth NY & NJ Cons 125th Ser (FSA)	5.00%	10/15/2027	AAA	5,000	5,142,700
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	AA-	1,000	1,009,540
Total					15,499,060

Utilities 2.30%
North Hudson Swr Auth NJ Rev Ser C (NPFGC)	5.00%	8/1/2022	Baa1	1,025	1,004,736
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	929,290
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	830,860
Total					2,764,886

Total Municipal Bonds (cost $126,917,024)					117,168,464

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND  June 30, 2009

Investments	Shares (000)	Value
SHORT-TERM INVESTMENT 0.54%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $649,568)	650	$649,568
Total Investments in Securities 98.10% (cost $127,566,592)		117,818,032
Cash and Other Assets in Excess of Liabilities (d) 1.90%		2,276,782
Net Assets 100.00%		$120,094,814

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2009	125	Short	$(14,794,922)	$54,684

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 104.79%

Corporate-Backed 6.48%
Broome Cnty NY Indl Dev Agy Rev Univ Plaza Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	$500	$294,720
Essex Cnty NY Indl Dev Agy Intl Paper Co Pj Ser A AMT	4.60%	12/1/2030	BBB	1,400	875,854
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	5,000	4,539,550
New York City NY Indl Dev Agy Spl Fac Rev British Airways AMT	5.25%	12/1/2032	BB	2,245	1,380,989
New York City NY Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,000	1,923,990
New York City NY Indl Dev Agy United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa1	1,250	1,279,312
NY Indl Dev Agy Pkg Fac Rev Royal Charter NY Presbyterian (FSA)	5.75%	12/15/2029	AAA	1,000	1,052,220
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.00%	12/1/2023	BB	1,000	667,770
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	1,000	819,230
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,287,405
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,665	1,365,317
Yonkers NY Indl Dev Agy Rev Sacred Heart Assocs Pj Ser A AMT (SONYMA)	4.80%	10/1/2026	Aa1	750	629,828
Total					16,116,185

Education 13.05%
Albany NY Indl Dev Agy Civic Fac Rev Albany College Pharmacy Ser A	5.625%	12/1/2034	BBB-	700	543,452
Albany NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	779,080
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.00%	5/1/2023	BBB-	500	416,580
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.10%	5/1/2031	BBB-	1,075	824,461
Hempstead Twn NY Indl Dev Agy Civic Fac Rev Hofstra Univ Pj (NPFGC)	5.80%	7/1/2015	A	750	750,135
Nassau Cnty NY Ind Dev Agy Continuing Care Ret Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	1,000	801,110
New York City NY Indl Dev Agy Civic Fac Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	1,000	809,450
New York City NY Indl Dev Agy Civic Rev NY Institute of Tech (NPFGC)	5.25%	3/1/2023	A	100	104,862
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	979,009
NY St Dorm Auth Lease Rev Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+	3,265	1,854,912
NY St Dorm Auth New York Univ Ser C	5.00%	7/1/2029	AA-	5,000	5,079,550
NY St Dorm Auth Rev 4201 Schs Pg	6.25%	7/1/2020	AA-	1,685	1,749,974
NY St Dorm Auth Rev Colgate Univ (NPFGC)	6.00%	7/1/2016	AA-	1,000	1,140,790
NY St Dorm Auth Rev Master Boces Pg	5.25%	8/15/2028	A+	3,375	3,403,991
NY St Dorm Auth Rev Pratt Institute (RADIAN)	6.00%	7/1/2024	BBB-	1,000	1,020,000

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
NY St Dorm Auth Rev Pratt Institute (RADIAN)	6.00%	7/1/2028	BBB-	$2,000	$2,040,000
NY St Dorm Auth Rev Rochester Inst Technology Ser A	6.25%	7/1/2029	A1	2,750	2,969,505
NY St Dorm Auth Rev Spl Act Sch Dist Pj (NPFGC)	6.00%	7/1/2016	A	1,400	1,400,224
NY St Dorm Auth Rev Teachers College	5.375%	3/1/2029	A1	1,000	1,010,810
NY St Dorm Auth Rev Univ Ser B	5.00%	7/1/2027	AA-	1,500	1,494,705
Oneida Cnty NY Indl Dev Agy Rev Hamilton College Civic Fac	5.00%	9/15/2027	Aa2	2,565	2,646,849
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev Polytech Inst Ser B TCRS (AMBAC)	5.50%	8/1/2022	A	200	202,266
Seneca Cnty NY Indl Dev Agy Civic Fac Rev New York Chiropractic College	5.00%	10/1/2027	BBB	500	402,670
Total					32,424,385

General Obligation 12.46%
New York NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	10,000	10,119,000
New York NY Unrefunded Bal Ser J	5.50%	6/1/2022	AA	200	207,366
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	2,791,680
NY St Dorm Auth Revs Non St Supp Debt Sch Dist Fing Pg Ser C (FSA)	5.00%	10/1/2032	AAA	1,425	1,441,202
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	3,290	3,386,837
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	4,790	4,930,988
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	1,920	1,976,513
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB-	2,000	1,962,120
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB-	1,500	1,380,870
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,090	989,469
Puerto Rico Comwlth Unrefunded Bal 07 Pub Impt (IBC) (NPFGC)	5.00%	7/1/2028	AA	355	308,144
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	168,038
Syracuse NY Indl Dev Agy Sch Fac Rev Syracuse City Sch Dist Ser A (FSA)	5.00%	5/1/2027	AAA	1,000	1,036,740
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	277,530
Total					30,976,497

Healthcare 11.30%
Albany NY Indl Dev Agy Civic Fac Rev St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,313,670
Albany NY Indl Dev Agy Civic Fac Rev St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	902,530
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	BBB-	1,750	1,651,055
Genesee Cnty NY Indl Dev Agy Civic Fac Rev United Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	655,640
Madison Cnty NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	617,123
Madison Cnty NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	605,205
New York City NY Hlth & Hosp Corp Rev Hlth Sys Ser A	5.50%	2/15/2023	A+	1,000	1,044,530

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
New York City NY Indl Dev Agy Rev Hrbr House Pj A (GNMA)	5.875%	5/20/2044	AA+	$595	$606,168
NY St Dorm Auth Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2026	AA	5,000	4,982,950
NY St Dorm Auth Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	1,000	982,210
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	1,575,440
NY St Dorm Auth Rev Mental Hlth Svc Fac (IBC) (NPFGC)	6.00%	8/15/2012	AA-	1,460	1,614,629
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (NPFGC)	5.40%	2/1/2031	A	275	271,881
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (NPFGC)	5.50%	8/1/2030	A	1,000	1,001,890
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	Baa2	1,935	1,814,991
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	Baa2	1,265	1,020,931
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	BBB	1,000	1,050,750
NY St Dorm Auth Revs Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	BBB+	1,250	1,065,800
NY St Dorm Auth Revs Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	2,000	1,750,940
NY St Dorm Auth Revs Lenox Hill Hosp Oblig Grp	5.50%	7/1/2030	Ba1	1,500	1,182,645
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,280	961,638
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	695,500
Territory of Guam Ser A	5.75%	12/1/2034	BBB-	755	727,646
Total					28,095,762

Housing 4.48%
New York City NY Hsg Dev Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,451,730
New York City NY Hsg Dev Corp Multi Fam Hsg Rev Ser L AMT	4.85%	11/1/2025	AA	3,205	3,052,538
NY St Dorm Auth Rev Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,017,960
NY St Hsg Fin Agy Multi Fam Hsg Rev Division St Ser A AMT (SONYMA)	5.00%	2/15/2026	Aa1	625	590,894
NY St Mtg Agy Hmownr Mtg Rev Ser 70	5.40%	4/1/2022	Aa1	70	70,106
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	999,920
NY St Mtg Agy Hmownr Mtg Rev Ser 133 AMT	4.95%	10/1/2021	Aa1	2,000	1,971,000
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	1,975,357
Total					11,129,505

Lease Obligations 13.64%
New York City NY Edl Constr Fd Rev Ser A (FGIC)	5.00%	4/1/2031	AA-	10,215	10,214,183
New York City NY Indl Dev Agy Civic Fac Rev USTA Natl Tennis (FSA)	5.00%	11/15/2023	AAA	1,830	1,937,073

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BBB	$1,000	$855,400
New York City NY Indl Dev Agy Rev NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,382,500
New York City Trans Fin Auth NY Fiscal 2007 Ser S1 (FGIC)	5.00%	7/15/2026	AA-	6,150	6,230,688
New York City Trans Fin Auth NY Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-	5,000	4,940,450
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,560,643
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	810,270
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P	6.50%	7/1/2030	BBB-	2,000	1,979,660
Total					33,910,867

Other Revenue 8.06%
Broome Cnty NY Indl Dev Agy Rev Univ Plaza LLC Phase 1 Pj A (ACA)	5.20%	8/1/2030	NR	750	474,840
Broome Cnty NY Indl Dev Agy Rev Univ Plaza LLC Phase 1 Pj A (ACA)	5.20%	8/1/2036	NR	1,000	599,310
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,697,525
New York City NY Tr Cultural Res Rev Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	4,500	4,569,525
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1 (b)	5.00%	12/15/2028	AAA	4,160	4,254,141
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1	5.00%	12/15/2028	AAA	2,625	2,684,404
NY St Urban Dev Corp Rev Personal Income Tax Ser B	5.00%	3/15/2032	AAA	2,250	2,246,805
Puerto Rico Pub Impt Bldgs Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB-	265	228,345
Ulster Cnty NY Indl Dev Agy Civic Fac Rev Ser A	6.00%	9/15/2027	NR	3,000	2,268,510
Total					20,023,405

Pre-Refunded 3.79%
Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (FGIC)	6.375%	12/1/2017	NR	650	671,963
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev (FSA)	6.00%	7/1/2029	AAA	500	505,000
New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B	6.00%	6/15/2033	AAA	1,470	1,550,115
NY St Dorm Auth Rev Pace Univ (NPFGC)	6.00%	7/1/2029	A	1,610	1,715,020
NY St Dorm Auth Rev St Supp Debt 2007 Mental Hlth Ser B (NPFGC)	6.00%	2/15/2025	AA	10	10,341
NY St Dorm Auth Rev St Supp Debt 2007 Mental Hlth Ser B (NPFGC)	6.00%	2/15/2030	AA	10	10,341
NY St Dorm Auth Rev St Supp Debt Unrefunded Bal 2007 Mental B (NPFGC)	6.00%	2/15/2025	AA	5	5,171
NY St Dorm Auth Rev St Supp Debt Unrefunded Bal 2007 Mental B (NPFGC)	6.00%	2/15/2030	AA	5	5,171

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
NY St Dorm Auth Rev Supp Debt Mental Hlth Svcs Ser B (NPFGC)	6.00%	2/15/2025	AA-	$100	$103,411
NY St Dorm Auth Rev Supp Debt Mental Hlth Svcs Ser B (NPFGC)	6.00%	2/15/2030	AA	100	103,411
Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM	10.25%	7/1/2009	AAA	80	80,000
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,500	1,653,015
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	310	364,117
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	555	604,240
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,096,980
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2027	BBB-	735	809,977
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.625%	7/1/2020	Aa1	115	122,077
Total					9,410,350

Tax Revenue 4.01%
New York City Transnl Fin Auth Rev Fiscal 2009 Ser S-1	5.375%	7/15/2024	AA-	5,000	5,182,550
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.75%	8/1/2037	A+	3,000	2,859,570
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	AA-	1,000	930,920
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(c)	6.75%	10/1/2037	Baa3	1,000	999,860
Total					9,972,900

Tobacco 0.64%
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	2,445	1,593,089

Transportation 13.20%
New York City NY Indl Dev Agy Spl Fac 1990 America Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	1,268,805
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3	1,250	1,148,900
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	2,000	1,760,720
Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Ser B (NPFGC)	5.50%	4/1/2019	A	690	697,210
NY St Metro Transn Auth Rev Ser A	5.00%	11/15/2031	A	5,000	4,779,300
NY St Metro Transn Auth Rev Ser B	5.00%	11/15/2034	AA	2,000	1,966,000
NY St Thruway Auth NY Ser H (FGIC)	5.00%	1/1/2030	A+	8,000	7,849,120
NY St Thruway Auth Rev Triborough Bridge & Tunnel Auth Ser B	5.00%	4/1/2028	AA	2,000	2,021,980
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr	5.00%	7/1/2028	BBB-	1,000	864,470
Triborough NY Bridge & Tunnel Auth Rev	4.75%	11/15/2030	Aa2	5,455	5,340,009

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Triborough NY Bridge & Tunnel Auth Rev Ser C	5.00%	11/15/2029	Aa2	$5,000	$5,100,850
Total					32,797,364

Utilities 13.68%
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190	2,252,984
New York City NY Muni Wtr Fin Auth Rev Ser DD	5.00%	6/15/2032	AA+	1,000	998,610
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC	5.00%	6/15/2029	AA+	1,545	1,569,457
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.00%	6/15/2029	AA+	3,500	3,563,473
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.125%	6/15/2030	AA+	6,500	6,617,877
NY St Enrg Resh & Dev Auth AMT	6.952%	7/1/2026	A+	8,000	7,868,640
NY St Envr Facs	5.00%	6/15/2029	AA+	2,795	2,854,226
NY St Envr Facs Corp Solid Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,500,690
NY St Envr Facs Corp St Clean Wtr & Drinking Ser B	4.75%	6/15/2032	AA+	5,000	4,823,750
Puerto Rico Elec Pwr Auth Ser PP (FGIC)	5.00%	7/1/2025	A	2,000	1,832,440
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Unrefunded Bal (AMBAC)	5.75%	4/1/2020	A3	105	107,789
Total					33,989,936

Total Municipal Bonds (cost $275,014,112)					260,440,245

				Shares (000)
SHORT-TERM INVESTMENT 1.83%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $4,544,351)				4,544	4,544,351
Total Investments in Securities 106.62% (cost $279,558,463)					264,984,596
Liabilities in Excess of Cash and Other Assets(d) (6.62%)					(16,448,436)
Net Assets 100.00%					$248,536,160

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2009	197	Short	$(23,316,797)	$87,091

See Notes to Schedule of Investments.

6

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds   A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2009.
TCRS	Transferable Custodial Receipts.

†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	This investment has been rated by Fitch IBCA.
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.

(c)	Securities purchased on a when-issued basis (See Note 2 (d)).
(d)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

7

Notes to Schedules of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following seven portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Each Fund is non-diversified as defined under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.  As of June 30, 2009, each Fund had open futures contracts.

(d)   When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)    Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund.  Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses

1

Notes to Schedules of Investments (unaudited) (continued)

of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At June 30, 2009, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$94,270,000	0.23% - 0.55%	$188,399,144
California	10,500,000	0.35% - 0.84%	22,725,690
Connecticut	5,080,000	0.75%	10,279,990
Hawaii	5,000,000	0.85%	9,959,300
New York	17,070,000	0.25% - 0.26%	34,848,829

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(f) Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing each Fund’s investments carried at value:

2

	National			California
Investment Type	Level 1	Level 2	Total	Level 1	Level 2	Total
Municipal Bonds	$—	$1,007,285,923	$1,007,285,923	$—	$179,336,660	$179,336,660
Money Market Mutual Fund	9,339,801	—	9,339,801	519,591	—	519,591
Total	$9,339,801	$1,007,285,923	$1,016,625,724	$519,591	$179,336,660	$179,856,251
Other Financial Instruments
Futures	$(333,272)	$—	$(333,272)	$(62,323)	$—	$(62,323)
Total	$(333,272)	$—	$(333,272)	$(62,323)	$—	$(62,323)

	Connecticut			Hawaii
Investment Type	Level 1	Level 2	Total	Level 1	Level 2	Total
Municipal Bonds	$—	$120,637,676	$120,637,676	$—	$123,915,732	$123,915,732
Money Market Mutual Fund	812,404	—	812,404	—	—	—
Total	$812,404	$120,637,676	$121,450,080	$—	$123,915,732	$123,915,732
Other Financial Instruments
Futures	$3,983	$—	$3,983	$(14,827)	$—	$(14,827)
Total	$3,983	$—	$3,983	$(14,827)	$—	$(14,827)

	Missouri			New Jersey
Investment Type	Level 1	Level 2	Total	Level 1	Level 2	Total
Municipal Bonds	$—	$157,471,893	$157,471,893	$—	$117,168,464	$117,168,464
Money Market Mutual Fund	—	—	—	649,568	—	649,568
Total	$—	$157,471,893	$157,471,893	$649,568	$117,168,464	$117,818,032
Other Financial Instruments
Futures	$(53,993)	$—	$(53,993)	$54,684	$—	$54,684
Total	$(53,993)	$—	$(53,993)	$54,684	$—	$54,684

	New York
Investment Type	Level 1	Level 2	Total
Municipal Bonds	$—	$260,440,245	$260,440,245
Money Market Mutual Fund	4,544,351	—	4 ,544,351
Total	$4,544,351	$260,440,245	$264,984,596
Other Financial Instruments
Futures	$87,091	$—	$87,091
Total	$87,091	$—	$87,091

3

Notes to Schedules of Investments (unaudited) (concluded)

3.  FEDERAL TAX INFORMATION

As of  June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Loss
National	$981,098,537	$23,987,285	$(82,730,098)	$(58,742,813)
California	180,591,448	2,895,188	(14,130,385)	(11,235,197)
Connecticut	122,899,590	1,980,716	(8,510,226)	(6,529,510)
Hawaii	121,116,781	3,373,033	(5,574,082)	(2,201,049)
Missouri	166,337,890	2,393,764	(11,259,761)	(8,865,997)
New Jersey	127,498,899	2,291,585	(11,972,452)	(9,680,867)
New York	262,439,276	2,658,322	(17,183,002)	(14,524,680)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4

Item 2: Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009